UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments:

Putnam PanAgora Market Neutral Fund

The fund's portfolio
11/30/17 (Unaudited)

INVESTMENT COMPANIES (16.9%)(a)
	Shares	Value

State Street Institutional US Government Money Market Fund	1,845,567	$1,845,567

Total investment companies (cost $1,845,567)		$1,845,567

SHORT-TERM INVESTMENTS (81.4%)(a)
	Principal amount	Value

U.S. Treasury Bills 1.251%, 9/13/18(SEGSF)	$9,000,000	$8,890,501

Total short-term investments (cost $8,909,552)		$8,890,501

TOTAL INVESTMENTS

Total investments (cost $10,755,119)		$10,736,068

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/17 (Unaudited)

Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Morgan Stanley & Co. International PLC
	$82,160	$81,655	$—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	3I Group Plc — Monthly	$(509)
	68,990	71,182	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	A2A Spa — Monthly	2,189
	30,890	31,919	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aalberts Industries Nv — Monthly	1,027
	47,954	48,151	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Abb Ltd-Reg — Monthly	195
	32,954	32,538	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Abiomed Inc — Monthly	(417)
	8,905	8,885	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Acer Inc — Monthly	(21)
	79,556	79,983	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Acs Actividades Cons Y Serv — Monthly	424
	6,482	6,498	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Adaro Energy Tbk Pt — Monthly	15
	16,355	16,029	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Advanced Info Service-Nvdr — Monthly	(327)
	34,741	35,325	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aecom — Monthly	583
	15,432	16,300	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aeon Co Ltd — Monthly	866
	32,860	33,039	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aeon Mall Co Ltd — Monthly	178
	30,939	31,171	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aetna Inc — Monthly	231
	143,651	140,903	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agilent Technologies Inc — Monthly	(2,753)
	33,793	34,043	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Air New Zealand Ltd — Monthly	249
	42,279	42,227	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Air Products & Chemicals Inc — Monthly	(54)
	64,162	64,649	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Akamai Technologies Inc — Monthly	484
	61,298	61,487	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Akorn Inc — Monthly	187
	36,112	34,619	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alcoa Corp — Monthly	(1,494)
	35,827	36,642	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alfresa Holdings Corp — Monthly	814
	97,008	97,813	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allianz Se-Reg — Monthly	801
	128,638	132,313	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allison Transmission Holding — Monthly	3,670
	70,623	71,862	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allstate Corp — Monthly	1,495
	48,181	46,985	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alphabet Inc-Cl C — Monthly	(1,198)
	30,212	30,863	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Altria Group Inc — Monthly	649
	139,651	137,680	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amazon.Com Inc — Monthly	(1,977)
	85,400	84,647	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amcor Limited — Monthly	(757)
	31,573	30,729	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	America Movil-Spn Adr Cl L — Monthly	(846)
	50,532	50,954	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	American Financial Group Inc — Monthly	420
	107,402	108,385	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ameriprise Financial Inc — Monthly	978
	10,479	10,907	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amundi Sa — Monthly	427
	31,638	31,641	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Andeavor — Monthly	179
	31,585	33,610	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Anhui Conch Cement Co Ltd-H — Monthly	2,023
	24,840	26,964	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ap Moller-Maersk A/S — Monthly	2,123
	45,672	46,997	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aptiv Plc — Monthly	1,323
	183	187	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aquabounty Technologies — Monthly	3
	8,374	8,369	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Assa Abloy Ab-B — Monthly	(5)
	31,994	31,857	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Astellas Pharma Inc — Monthly	(139)
	32,157	31,556	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Astrazeneca Plc — Monthly	(602)
	18,783	19,375	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Astro Malaysia Holdings Bhd — Monthly	591
	85,398	87,712	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	At&T Inc — Monthly	2,312
	129,908	128,491	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Athene Holding Ltd-Class A — Monthly	(1,422)
	928	924	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Atrium Ljungberg Ab-B Shs — Monthly	(4)
	145,712	148,470	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avery Dennison Corp — Monthly	2,752
	19,968	19,945	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avista Corp — Monthly	113
	29,312	30,249	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aviva Plc — Monthly	936
	82,341	83,212	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Axa Sa — Monthly	868
	106,029	107,582	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Axfood Ab — Monthly	1,549
	11,059	10,815	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Ayala Land Inc — Monthly	(244)
	17,652	17,372	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Azbil Corp — Monthly	(280)
	16,996	15,567	—	9/26/19	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Banco Do Brasil S.A. — Monthly	(1,430)
	20,956	20,010	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Bank Central Asia Tbk Pt — Monthly	(868)
	1,598	1,486	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Bank Danamon Indonesia Tbk — Monthly	(112)
	81,643	83,281	—	9/27/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Bank Hapoalim Bm — Monthly	1,633
	10,829	10,676	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank Of China Ltd — Monthly	(154)
	9,952	10,276	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank Of Ireland Group Plc — Monthly	324
	85,471	84,781	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank Of Nova Scotia — Monthly	(694)
	22,204	22,901	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Bank Rakyat Indonesia Perser — Monthly	661
	35,449	34,764	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Bank Zachodni Wbk Sa — Monthly	(686)
	13,012	12,909	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Baxter International Inc — Monthly	(71)
	473	470	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beijer Alma Ab — Monthly	(2)
	9,476	8,865	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beijing Capital Intl Airpo-H — Monthly	(611)
	8,624	8,643	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beijing Enterprises Holdings — Monthly	19
	33,481	32,860	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Belden Inc — Monthly	(622)
	43,510	43,752	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Berry Global Group Inc — Monthly	240
	111,630	114,630	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Best Buy Co Inc — Monthly	2,995
	82,965	85,571	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Billerudkorsnas Ab — Monthly	2,603
	15,335	15,151	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Bim Birlesik Magazalar As — Monthly	(184)
	10,237	10,058	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Black Knight Inc — Monthly	(180)
	147,429	156,782	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Boc Hong Kong Holdings Ltd — Monthly	9,348
	84,953	87,746	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Boeing Co/The — Monthly	2,789
	6,184	6,204	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bonava Ab-B Shares — Monthly	20
	43,508	44,093	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brighthouse Financial Inc — Monthly	583
	3,616	3,656	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	British American Tobacco Malaysia Bhd — Monthly	40
	83,289	85,749	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	British Land Co Plc — Monthly	2,457
	61,305	61,425	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Broadcom Ltd — Monthly	117
	31,754	31,772	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Broadridge Financial Solutio — Monthly	16
	15,287	14,884	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brother Industries Ltd — Monthly	(404)
	151,398	146,525	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bruker Corp — Monthly	(4,879)
	31,540	31,553	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bureau Veritas Sa — Monthly	12
	4,021	4,095	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ca Immobilien Anlagen Ag — Monthly	73
	66,494	66,151	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cabot Oil & Gas Corp — Monthly	(346)
	121,832	118,381	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cadence Design Sys Inc — Monthly	(3,455)
	85,027	84,680	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cae Inc — Monthly	(351)
	42,024	41,996	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Calpine Corp — Monthly	(30)
	92,721	90,886	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Caltex Australia Ltd — Monthly	(1,839)
	146,862	147,121	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Canadian Natl Railway Co — Monthly	254
	80,693	80,631	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Canadian Natl Railway Co — Monthly	(65)
	88,197	88,203	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Canadian Tire Corp-Class A — Monthly	2
	9,267	9,332	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cars.Com Inc — Monthly	65
	16,153	15,507	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Catcher Technology Co Ltd — Monthly	(646)
	43,643	44,321	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Caterpillar Inc — Monthly	676
	13,974	13,789	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Cathay Financial Holding Co — Monthly	(185)
	46,144	45,048	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cavium Inc — Monthly	(1,098)
	10,259	9,686	—	9/26/19	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Ccr Sa — Monthly	(573)
	15,923	16,187	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ceconomy Ag — Monthly	263
	43,726	43,539	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Celanese Corp — Monthly	(189)
	9,041	9,513	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Celltrion Pharm Inc — Monthly	472
	79,813	83,305	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Centene Corp — Monthly	3,489
	30,634	30,664	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Charter Communications Inc-A — Monthly	29
	71,495	71,543	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Check Point Software Tech — Monthly	45
	9,998	9,438	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Cheil Worldwide Inc — Monthly	(560)
	79,125	76,535	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Chemours Co/The — Monthly	(2,594)
	10,972	11,167	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	China Airlines Ltd — Monthly	195
	11,375	11,431	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Communications Servi-H — Monthly	55
	20,587	20,896	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Medical System Holding — Monthly	308
	14,178	13,354	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Pacific Insurance Gr-H — Monthly	(824)
	8,845	8,873	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Railway Construction-H — Monthly	28
	19,228	19,820	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Resources Cement — Monthly	591
	28,714	30,883	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Resources Gas Group Lt — Monthly	2,168
	38,330	41,225	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Chiyoda Corp — Monthly	2,893
	148,222	148,601	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Choice Hotels Intl Inc — Monthly	372
	10,268	10,621	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Chongqing Rural Commercial-H — Monthly	352
	80,138	77,053	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Chow Tai Fook Jewellery Grou — Monthly	(3,088)
	32,501	32,969	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Chubu Electric Power Co Inc — Monthly	467
	96,812	97,740	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cimic Group Ltd — Monthly	924
	29,048	28,404	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citizen Watch Co Ltd — Monthly	(645)
	72,958	72,908	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citrix Systems Inc — Monthly	(53)
	10,868	10,917	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clariant Ag-Reg — Monthly	49
	40,541	40,352	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clas Ohlson Ab-B Shs — Monthly	(191)
	10,447	10,198	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clp Holdings Ltd — Monthly	(250)
	81,906	82,235	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cms Energy Corp — Monthly	327
	30,678	31,228	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cnp Assurances — Monthly	549
	73,075	74,882	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coca-Cola Amatil Ltd — Monthly	1,804
	35,079	34,943	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cogeco Communications Inc — Monthly	(138)
	62,158	64,065	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Comerica Inc — Monthly	1,905
	4,834	4,850	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Commercehub Inc-Series C — Monthly	16
	89,247	90,123	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Computershare Ltd — Monthly	873
	112,636	115,387	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Conagra Brands Inc — Monthly	2,748
	9,186	8,872	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Concentric Ab — Monthly	(314)
	151,916	146,643	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Constellation Software Inc — Monthly	(5,279)
	78,883	81,370	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Continental Ag — Monthly	2,484
	68,842	68,303	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Copa Holdings Sa-Class A — Monthly	(160)
	11,360	11,024	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Country Garden Holdings Co Ltd — Monthly	(336)
	9,382	9,703	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Covestro Ag — Monthly	321
	18,840	18,813	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cr Bard Inc — Monthly	(28)
	128,557	130,872	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Crane Co — Monthly	2,815
	31,266	32,219	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Credit Suisse Group Ag — Monthly	952
	126,516	128,731	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cummins Inc — Monthly	2,210
	112,322	118,347	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cvs Health Corp — Monthly	6,020
	5,304	5,336	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Cyfrowy Polsat Sa — Monthly	32
	10,130	9,939	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Daewoo Engineering & Constr — Monthly	(192)
	29,104	29,171	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dah Sing Banking Group Ltd — Monthly	66
	8,725	8,775	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dai Nippon Printing Co Ltd — Monthly	50
	16,467	16,652	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Daicel Corp — Monthly	183
	29,808	30,776	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dai-Ichi Life Holdings Inc — Monthly	967
	33,211	33,879	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Daiichi Sankyo Co Ltd — Monthly	666
	25,545	25,734	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Daiwa House Industry Co Ltd — Monthly	188
	31,053	31,187	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Daiwa Securities Group Inc — Monthly	132
	32,729	32,743	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Danaher Corp — Monthly	13
	60,771	59,851	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Dbs Group Holdings Ltd — Monthly	(924)
	410	395	—	9/27/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Delek Energy Systems Ltd — Monthly	1
	8,695	8,918	—	9/27/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Delek Group Ltd — Monthly	222
	21,713	20,577	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dell Technologies Inc-Cl V — Monthly	(1,137)
	41,147	41,861	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Deutsche Telekom Ag-Reg — Monthly	713
	107,496	111,429	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Devon Energy Corp — Monthly	3,929
	56,954	59,804	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dexus — Monthly	2,848
	11,258	11,374	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Dialog Group Bhd — Monthly	184
	75,286	77,060	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Diasorin Spa — Monthly	1,771
	68,337	68,210	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Distribuidora Internacional — Monthly	(128)
	3,347	3,352	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Dmci Holdings Inc — Monthly	4
	32,605	32,299	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dnb Asa — Monthly	(307)
	115,009	117,964	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Donaldson Co Inc — Monthly	2,950
	13,909	14,226	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Dongbu Insurance Co Ltd — Monthly	316
	12,588	12,573	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dongfeng Motor Grp Co Ltd-H — Monthly	(15)
	29,883	30,340	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dormakaba Holding Ag — Monthly	456
	3,061	3,134	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Drillisch Ag — Monthly	72
	2,747	2,629	—	9/27/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Dubai Investments Pjsc — Monthly	(117)
	53,418	51,815	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Duke Realty Corp — Monthly	(39)
	125,995	127,173	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dun & Bradstreet Corp — Monthly	1,173
	146,895	152,700	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	E*Trade Financial Corp — Monthly	5,799
	134,015	139,265	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	East West Bancorp Inc — Monthly	5,245
	54,209	52,941	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ebay Inc — Monthly	(1,270)
	2,214	2,200	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ebos Group Ltd — Monthly	(14)
	104,155	106,412	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Edgewell Personal Care Co — Monthly	2,254
	9,835	9,289	—	9/26/19	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Edp - Energias Do Brasil Sa — Monthly	(546)
	29,761	34,340	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Edwards Lifesciences Corp — Monthly	4,578
	29,276	28,819	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Electrocomponents Plc — Monthly	(221)
	109,968	109,613	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Electrolux Ab-Ser B — Monthly	(360)
	73,235	71,148	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Electronic Arts Inc — Monthly	(2,090)
	3,212	3,183	—	9/27/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Emaar Malls Pjsc — Monthly	(30)
	9,822	9,593	—	9/27/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Emaar Properties Pjsc — Monthly	(229)
	6,851	6,911	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Embotelladora Andina-Adr B — Monthly	60
	42,086	42,601	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enbridge Income Fund Holding — Monthly	759
	74,306	74,656	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Endesa Sa — Monthly	347
	1,776	1,740	—	9/25/19	(Federal Funds Effective Rate US plus 1.25%) — Monthly	Enel Chile Sa — Monthly	(36)
	121,076	123,414	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Energizer Holdings Inc — Monthly	3,112
	11,075	10,908	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enn Energy Holdings Ltd — Monthly	(167)
	103,867	104,035	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Entergy Corp — Monthly	165
	29,154	28,882	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Entra Asa — Monthly	(273)
	11,693	11,041	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Eregli Demir Ve Celik Fabrik — Monthly	(652)
	30,181	31,033	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eurazeo Sa — Monthly	851
	18,956	18,803	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eurofins Scientific — Monthly	(154)
	24,606	24,851	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Europcar Groupe Sa — Monthly	244
	11,654	11,579	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Eva Airways Corp — Monthly	(75)
	7,883	7,772	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Evn Ag — Monthly	(111)
	17,954	18,273	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Evonik Industries Ag — Monthly	319
	11,578	10,861	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Exxaro Resources Ltd — Monthly	(716)
	5,290	5,138	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Facebook Inc-A — Monthly	(152)
	4,589	4,558	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Far East Horizon Ltd — Monthly	(32)
	9,787	9,535	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Far Eastone Telecommunications — Monthly	(252)
	133,565	140,516	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Federated Investors Inc-Cl B — Monthly	6,945
	8,767	8,368	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Feng Tay Enterprise Co Ltd — Monthly	(400)
	5,251	5,132	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fenix Outdoor International — Monthly	(120)
	81,872	79,382	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ferrari Nv — Monthly	(2,493)
	123,304	121,834	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fiat Chrysler Automobiles Nv — Monthly	(1,474)
	73,257	77,801	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fifth Third Bancorp — Monthly	4,543
	36,026	36,469	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Finning International Inc — Monthly	442
	38,921	39,664	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Citizens Bcshs -Cl A — Monthly	741
	12,319	12,194	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	First Financial Holding Co — Monthly	(125)
	60,150	61,690	—	9/27/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	First Intl Bank Israel — Monthly	1,537
	19,447	19,437	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Solar Inc — Monthly	(10)
	64,236	64,085	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Flight Centre Travel Group L — Monthly	(153)
	11,831	11,855	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fnf Group — Monthly	23
	10,208	10,467	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ford Motor Co — Monthly	259
	20,065	20,168	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Ford Otomotiv Sanayi As — Monthly	102
	120,451	120,165	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fortinet Inc — Monthly	(290)
	31,929	32,091	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fortune Reit — Monthly	161
	9,760	9,334	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fosun International Ltd — Monthly	(427)
	22,452	21,994	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Freeport-Mcmoran Inc — Monthly	(459)
	32,927	32,671	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Frontier Real Estate Invest — Monthly	(257)
	29,562	29,843	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fujitsu Ltd — Monthly	281
	86,641	85,484	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Garmin Ltd — Monthly	(1,160)
	23,570	23,772	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Genesis Energy Ltd — Monthly	201
	93,692	91,530	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Genting Singapore Plc — Monthly	(2,166)
	70,932	69,747	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Glaxosmithkline Plc — Monthly	(1,188)
	31,914	30,722	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Glencore Plc — Monthly	(1,193)
	7,132	7,213	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Glow Energy Pcl - Nvdr — Monthly	80
	43,903	43,819	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Graco Inc — Monthly	(85)
	37,024	37,318	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Graham Holdings Co — Monthly	293
	1,697	1,705	—	9/25/19	(Federal Funds Effective Rate US plus 0.40%) — Monthly	Granite Point Mortgage Trust Inc — Monthly	8
	26,852	27,813	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Great Eastern Holdings Ltd — Monthly	921
	2,698	2,595	—	9/26/19	(Federal Funds Effective Rate US plus 1.15%) — Monthly	Grupo Aval Acciones Sa -Pf — Monthly	(103)
	2,642	2,550	—	9/25/19	(Federal Funds Effective Rate US plus 1.00%) — Monthly	Grupo Carso Sab De Cv — Monthly	(93)
	31,125	31,098	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gs Yuasa Corp — Monthly	(29)
	5,845	5,749	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guangzhou Baiyunshan Pharm-H — Monthly	(97)
	17,054	16,407	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Gudang Garam Tbk Pt — Monthly	(648)
	58,691	60,634	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gulfport Energy Corp — Monthly	1,939
	27,235	26,835	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gungho Online Entertainment — Monthly	(400)
	3,532	3,397	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Guocoland Ltd — Monthly	(135)
	9,339	9,776	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	H2O Retailing Corp — Monthly	436
	22,356	21,408	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Haier Electronics Group Co — Monthly	(949)
	33,912	32,182	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Haitian International Hldgs — Monthly	(1,731)
	100,212	102,069	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Halliburton Co — Monthly	1,854
	21,387	21,983	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hannover Rueck Se — Monthly	596
	84,394	86,748	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hannover Rueck Se — Monthly	2,350
	117,365	118,145	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hanover Insurance Group Inc/ — Monthly	775
	19,775	19,352	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hanwha Chemical Corp — Monthly	(424)
	22,100	22,766	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hanwha Corporation — Monthly	666
	8,117	8,536	—	9/27/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Harel Insurance Investments & Financial Services Ltd — Monthly	419
	78,588	77,951	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hasbro Inc — Monthly	(639)
	33,402	36,721	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hawaiian Holdings Inc — Monthly	3,317
	58,128	59,940	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Healthsouth Corp — Monthly	1,810
	124,235	126,473	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Heineken Holding Nv — Monthly	2,234
	9,704	9,750	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hengan International Group Co Ltd — Monthly	46
	119,835	121,025	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hershey Co/The — Monthly	1,184
	33,403	33,604	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hexcel Corp — Monthly	199
	15,219	15,578	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hillenbrand Inc — Monthly	359
	106,230	107,040	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hill-Rom Holdings Inc — Monthly	807
	57,952	59,076	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hilton Grand Vacations Inc — Monthly	1,120
	15,642	15,962	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hino Motors Ltd — Monthly	319
	13,137	12,919	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hitachi Ltd — Monthly	(219)
	76,499	76,196	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hk Electric Investments -Ss — Monthly	(305)
	102,282	102,637	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hochtief Ag — Monthly	351
	29,018	29,936	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hokuhoku Financial Group Inc — Monthly	918
	34,784	35,425	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Home Depot Inc/The — Monthly	814
	6,693	6,664	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Hong Leong Bank Bhd — Monthly	(30)
	14,921	14,724	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hopewell Holdings Ltd — Monthly	(197)
	117,052	119,037	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Host Hotels & Resorts Inc — Monthly	1,980
	19,038	19,768	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Howden Joinery Group Plc — Monthly	729
	24,368	24,131	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hp Inc — Monthly	(237)
	66,576	66,417	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hubbell Inc — Monthly	246
	72,577	74,306	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hugo Boss Ag -Ord — Monthly	1,727
	16,346	16,501	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hulic Co Ltd — Monthly	154
	43,471	46,433	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Humana Inc — Monthly	2,960
	45,141	44,680	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Huntsman Corp — Monthly	(463)
	28,207	28,744	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ibiden Co Ltd — Monthly	536
	32,821	33,318	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ica Gruppen Ab — Monthly	495
	48	47	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	I-Cable Communications Ltd — Monthly	(1)
	93,757	94,266	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Icon Plc — Monthly	505
	12,465	12,386	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ihi Corp — Monthly	(80)
	73,190	75,797	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Inchcape Plc — Monthly	2,605
	80,593	83,251	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Incyte Corp — Monthly	2,654
	29,747	28,383	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Indra Sistemas Sa — Monthly	(1,364)
	3,402	3,457	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Ing Bank Slaski Sa — Monthly	55
	67,588	67,301	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ingredion Inc — Monthly	(289)
	32,904	33,013	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Integra Lifesciences Holdings Corp — Monthly	108
	125,661	125,025	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	International Game Technolog — Monthly	(642)
	15,357	15,282	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Intouch Holdings Pcl-Nvdr — Monthly	(76)
	114,781	117,426	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Intrum Justitia Ab — Monthly	2,640
	14,414	14,866	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Investec Ltd — Monthly	452
	9,909	9,350	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Itau Unibanco H-Spon Prf Adr — Monthly	(559)
	16,346	16,563	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Iwg Plc — Monthly	216
	60,530	61,845	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jafco Co Ltd — Monthly	1,312
	11,207	11,126	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Logistics Fund Inc — Monthly	(82)
	25,145	25,736	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Steel Works Ltd — Monthly	590
	20,829	20,725	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Jardine Cycle & Carriage Ltd — Monthly	(105)
	14,561	14,328	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Jasa Marga (Persero) Tbk Pt — Monthly	(234)
	32,316	32,277	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jbg Smith Properties — Monthly	(41)
	81,413	82,650	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jeronimo Martins — Monthly	1,235
	30,477	31,382	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jgc Corp — Monthly	904
	10,804	10,899	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jiangxi Copper Co Ltd — Monthly	94
	53,137	52,025	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jm Ab — Monthly	(1,113)
	46,952	45,425	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Johnson Electric Holdings — Monthly	(1,529)
	34,953	35,073	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jones Lang Lasalle Inc — Monthly	118
	86,967	89,678	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jpmorgan Chase & Co — Monthly	2,707
	29,234	28,832	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jsr Corp — Monthly	(403)
	33,111	32,752	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jtekt Corp — Monthly	(361)
	23,578	23,207	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kawasaki Heavy Industries — Monthly	(372)
	70,754	70,990	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kellogg Co — Monthly	813
	22,083	22,591	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kenedix Office Investment Co — Monthly	507
	44,353	44,173	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kerry Properties Ltd — Monthly	(182)
	19,720	20,120	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kimberly-Clark Corp — Monthly	399
	25,405	25,241	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kindred Group Plc — Monthly	(165)
	15,690	19,708	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingston Financial Group Ltd — Monthly	4,017
	33,813	33,656	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Klovern Ab-B Shs — Monthly	(159)
	16,568	16,938	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kobe Steel Ltd — Monthly	369
	6,422	6,340	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Komercni Banka As — Monthly	(83)
	32,585	32,625	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Konecranes Oyj — Monthly	39
	6,010	5,802	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kongsberg Gruppen Asa — Monthly	(208)
	94,527	95,906	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koninklijke Dsm Nv — Monthly	1,375
	81,809	84,025	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koninklijke Kpn Nv — Monthly	2,213
	31,772	33,355	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koninklijke Vopak Nv — Monthly	1,581
	11,870	11,623	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Korea Zinc Co Ltd — Monthly	(247)
	15,126	14,894	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Korean Air Lines Co Ltd — Monthly	(233)
	16,723	16,714	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Kumba Iron Ore Ltd — Monthly	(9)
	43,127	44,045	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kyorin Holdings Inc — Monthly	917
	7,831	7,555	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lagercrantz Group Ab-B Shs — Monthly	(276)
	4,523	4,565	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Land & Houses Pub - Nvdr — Monthly	42
	37,228	38,271	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Land Securities Group Plc — Monthly	1,442
	125,030	126,731	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Las Vegas Sands Corp — Monthly	1,696
	5,294	5,275	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Legend Holdings Corp-H — Monthly	(19)
	29,520	22,471	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lendingclub Corp — Monthly	(7,050)
	37,938	37,442	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lendingtree Inc — Monthly	(497)
	32,987	34,397	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lennox International Inc — Monthly	1,409
	57,986	59,457	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lenzing Ag — Monthly	1,468
	16,719	16,889	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Leopalace21 Corp — Monthly	170
	28,130	28,006	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Lg Chem Ltd — Monthly	(125)
	10,841	10,586	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Lg Electronics Inc — Monthly	(255)
	86,180	83,955	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Liberty Global Plc Lilac - C — Monthly	(2,229)
	127,359	127,728	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Liberty Property Trust — Monthly	365
	27,535	27,400	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lifestyle Intl Hldgs Ltd — Monthly	(136)
	19,905	20,362	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lincoln National Corp — Monthly	457
	2,877	2,814	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Live Nation Entertainment In — Monthly	(64)
	78,875	78,196	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Loblaw Companies Ltd — Monthly	(682)
	3,753	3,667	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	L'Occitane International Sa — Monthly	(86)
	96,022	96,055	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lockheed Martin Corp — Monthly	631
	112,798	113,180	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Loews Corp — Monthly	378
	126,409	124,474	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Logmein Inc — Monthly	(1,940)
	28,150	28,179	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Longfor Properties — Monthly	27
	2,043	2,111	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Loomis Ab-B — Monthly	68
	85,681	84,790	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Louisiana-Pacific Corp — Monthly	(894)
	136,543	138,983	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lpl Financial Holdings Inc — Monthly	2,434
	2,757	2,726	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lundbergs Ab-B Shs — Monthly	(31)
	13,417	13,630	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	M1 Ltd — Monthly	213
	6,892	6,926	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Maeda Road Construction Co Ltd — Monthly	34
	150,810	153,608	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Magna International Inc — Monthly	2,792
	10,933	10,604	—	9/25/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Magnitogorsk Iron & Steel Wo — Monthly	(329)
	94,436	92,018	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Man Wah Holdings Ltd — Monthly	(2,422)
	8,398	8,367	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Manila Electric Company — Monthly	(31)
	78,415	79,801	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Maple Leaf Foods Inc — Monthly	1,383
	85,322	86,962	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marathon Oil Corp — Monthly	1,638
	96,005	96,638	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marathon Petroleum Corp — Monthly	629
	31,911	32,656	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marubeni Corp — Monthly	744
	162,099	155,620	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marvell Technology Group Ltd — Monthly	(6,484)
	138,384	145,079	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Masco Corp — Monthly	6,689
	22,820	22,270	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mastercard Inc - A — Monthly	(551)
	32,786	33,380	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Matsui Securities Co Ltd — Monthly	593
	26,919	26,862	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mazda Motor Corp — Monthly	(58)
	29,376	28,527	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Meritor Inc — Monthly	(849)
	1,851	1,831	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Metro Pacific Investments Co — Monthly	(20)
	58,828	60,876	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Michelin (Cgde) — Monthly	2,045
	135,129	133,999	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Microsoft Corp — Monthly	(1,136)
	27,558	27,659	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mid-America Apartment Comm — Monthly	101
	33,806	34,772	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Chemical Holdings — Monthly	966
	13,715	13,907	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Heavy Industries — Monthly	191
	6,016	6,112	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Shokuhin Co Ltd — Monthly	96
	15,824	15,863	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsui Fudosan Co Ltd — Monthly	39
	7,372	7,442	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsui Trust Holding Inc — Monthly	69
	28,261	27,988	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mixi Inc — Monthly	(274)
	21,955	21,238	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mobile Telesystems-Sp Adr — Monthly	(718)
	46,910	47,963	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mochida Pharmaceutical Co — Monthly	1,051
	30,263	32,701	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Modern Times Group Mtg Ab — Monthly	2,437
	10,695	10,295	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Mol Hungarian Oil & Gas Plc — Monthly	(401)
	14,358	14,678	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Mondi Ltd — Monthly	319
	71,559	73,366	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mondi Plc — Monthly	1,804
	29,927	30,877	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Moneysupermarket.Com — Monthly	949
	30,961	30,776	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mori Trust Sogo Reit Inc — Monthly	(186)
	33,567	33,949	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Morphosys Ag — Monthly	381
	72,032	71,712	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Motorola Solutions Inc — Monthly	(323)
	12,979	13,204	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Mr Price Group Ltd — Monthly	225
	25,052	26,129	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ms&Ad Insurance Group Holdin — Monthly	1,077
	10,873	10,986	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mtu Aero Engines Ag — Monthly	113
	59,166	57,735	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mycronic Ab — Monthly	(1,433)
	34,959	34,857	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nagase & Co Ltd — Monthly	(104)
	68,565	69,619	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	National Fuel Gas Co — Monthly	1,051
	20,989	19,627	—	9/26/19	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Natura Cosmeticos Sa — Monthly	(1,363)
	95,708	95,219	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Netapp Inc — Monthly	(492)
	18,795	18,567	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Netent Ab — Monthly	(229)
	31,902	31,591	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nice Ltd - Spon Adr — Monthly	(312)
	15,698	16,107	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nihon Kohden Corp — Monthly	409
	31,206	31,927	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nipro Corp — Monthly	719
	14,096	14,603	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nishi-Nippon Financial Holdi — Monthly	506
	17,703	19,667	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nisshinbo Holdings Inc — Monthly	1,964
	29,806	31,419	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nn Group Nv — Monthly	1,612
	64,654	65,903	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nobia Ab — Monthly	1,247
	110,580	116,137	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Noble Corp Plc — Monthly	5,553
	33,582	34,752	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nomura Holdings Inc — Monthly	1,168
	20,152	20,106	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Norbord Inc — Monthly	224
	67,418	71,810	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Norfolk Southern Corp — Monthly	4,391
	72,878	67,180	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Norsk Hydro Asa — Monthly	(5,701)
	43,158	42,837	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Norwegian Finance Holding As — Monthly	(323)
	5,489	5,630	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nos Sgps — Monthly	141
	25,738	25,755	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Novo Nordisk A/S-B — Monthly	16
	16,495	16,622	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nsk Ltd — Monthly	126
	14,495	14,279	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ntn Corp — Monthly	(217)
	98,513	100,775	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nvr Inc — Monthly	2,259
	5,998	6,103	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oji Holdings Corp — Monthly	105
	2,562	2,508	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Olav Thon Eiendomsselskap As — Monthly	(54)
	78,368	80,384	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Old Mutual Plc — Monthly	2,013
	6,412	5,925	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Omron Corp — Monthly	(488)
	5,537	5,530	—	9/26/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Ooredoo Qpsc — Monthly	(8)
	31,768	32,148	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Orange Sa — Monthly	378
	40,336	40,242	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Orbital Atk Inc — Monthly	(96)
	57,077	57,054	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oriflame Holding Ag — Monthly	(25)
	30,234	31,109	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Orix Corp — Monthly	874
	3,845	3,855	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Osaka Gas Co Ltd — Monthly	10
	28,836	28,913	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Osaka Gas Co Ltd — Monthly	76
	10,250	10,074	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Otp Bank Plc — Monthly	(176)
	23,751	23,348	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Ottogi Corporation — Monthly	(404)
	1,545	1,519	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Oue Ltd — Monthly	(26)
	60,162	67,451	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pandora A/S — Monthly	7,287
	43,642	45,318	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Park Hotels & Resorts Inc — Monthly	1,675
	53,155	55,001	—	9/27/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Paz Oil Co Ltd — Monthly	1,844
	41,076	40,831	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Peab Ab — Monthly	(248)
	51,664	51,437	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Persimmon Plc — Monthly	(229)
	9,529	9,394	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Persol Holdings Co Ltd — Monthly	(135)
	13,333	12,649	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Phison Electronics Corp — Monthly	(685)
	29,444	30,922	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pitney Bowes Inc — Monthly	1,477
	4,457	4,542	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Playtech Plc — Monthly	85
	9,075	8,845	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pldt Inc-Spon Adr — Monthly	(231)
	133,509	138,311	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pnc Financial Services Group — Monthly	4,798
	26,236	25,872	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Polskie Gornictwo Naftowe I — Monthly	(366)
	10,648	11,082	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Posco — Monthly	434
	8,493	8,555	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Ppb Group Berhad — Monthly	62
	59,052	59,676	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Principal Financial Group — Monthly	623
	122,043	121,201	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Prologis Inc — Monthly	(847)
	31,274	30,490	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Prosiebensat.1 Media Se — Monthly	(784)
	26,140	26,359	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Proto Labs Inc — Monthly	218
	88,864	89,477	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Prysmian Spa — Monthly	610
	49,413	49,180	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ps Business Parks Inc/Ca — Monthly	(236)
	1,890	1,825	—	9/26/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Qatar Islamic Bank — Monthly	(66)
	86,160	88,243	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Quebecor Inc -Cl B — Monthly	1,988
	53,770	56,713	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Quest Diagnostics Inc — Monthly	2,941
	31,028	31,113	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Quintiles Ims Holdings Inc — Monthly	84
	40,745	41,107	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ramsay Health Care Ltd — Monthly	361
	87,980	92,522	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Realogy Holdings Corp — Monthly	4,539
	128,240	127,686	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Recordati Spa — Monthly	(559)
	73,408	72,000	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Red Hat Inc — Monthly	(1,412)
	12,927	12,865	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Reed Elsevier Plc — Monthly	(62)
	53,436	52,832	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Regeneron Pharmaceuticals — Monthly	(607)
	117,240	117,486	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Reinsurance Group Of America — Monthly	242
	9,835	9,930	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rentokil Initial Plc — Monthly	85
	36,492	36,973	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Retail Properties Of Ame - A — Monthly	480
	11,381	11,007	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Richter Gedeon Nyrt — Monthly	(375)
	90,743	88,980	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rio Tinto Ltd — Monthly	(1,767)
	93,203	91,715	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rio Tinto Plc — Monthly	(1,491)
	78,720	79,885	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ritchie Bros Auctioneers — Monthly	1,161
	26,659	26,955	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Roche Holding Ag-Br — Monthly	294
	77,431	78,104	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Roche Holding Ag-Genusschein — Monthly	670
	82,992	81,287	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rockwell Automation Inc — Monthly	(1,708)
	38,773	38,767	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rockwell Collins Inc — Monthly	(7)
	80,683	78,743	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rogers Communications Inc-B — Monthly	(1,944)
	20,260	18,703	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rohm Co Ltd — Monthly	(1,557)
	63,403	62,436	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Royal Caribbean Cruises Ltd — Monthly	(970)
	3,295	3,422	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rtl Group — Monthly	127
	47,927	49,930	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rtl Group — Monthly	2,001
	120,227	119,973	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	S&P Global Inc — Monthly	(258)
	28,767	28,413	—	9/25/19	(Federal Funds Effective Rate US plus 1.25%) — Monthly	S.A.C.I. Falabella — Monthly	(356)
	102,124	105,150	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Safran Sa — Monthly	3,022
	29,012	28,008	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Samsung Electronics Co Ltd — Monthly	(1,005)
	20,240	20,560	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Sanlam Ltd — Monthly	319
	73,974	73,707	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sanofi — Monthly	(270)
	14,342	14,626	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Santam Ltd — Monthly	283
	15,977	15,222	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Sapura Energy Bhd — Monthly	(756)
	86,879	89,148	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Sats Ltd — Monthly	2,264
	13,786	12,706	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sawai Pharmaceutical Co Ltd — Monthly	(1,079)
	33,057	32,343	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sberbank Pjsc -Sponsored Adr — Monthly	(715)
	24,074	24,743	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Schaeffler Ag — Monthly	668
	30,834	31,115	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Schibsted Asa-Cl A — Monthly	280
	52,479	52,833	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Schindler Holding Ag-Reg — Monthly	352
	97,954	97,981	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Schindler Holding-Part Cert — Monthly	24
	70,096	71,365	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Scor Se — Monthly	1,266
	19,240	19,560	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Scripps Networks Inter-Cl A — Monthly	391
	21,500	21,625	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Seaboard Corp — Monthly	125
	14,455	14,584	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Seiko Epson Corp — Monthly	128
	86,285	86,692	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Senior Housing Prop Trust — Monthly	404
	31,269	31,219	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sensata Technologies Holding Nv — Monthly	(51)
	16,017	16,460	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Seven & I Holdings Co Ltd — Monthly	443
	13,147	13,241	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Severn Trent Plc — Monthly	310
	5,692	5,646	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shanghai Industrial Hldg Ltd — Monthly	(45)
	9,704	9,769	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shimao Property Holdings Ltd — Monthly	66
	10,286	10,452	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Shinhan Financial Group Co Ltd — Monthly	165
	6,430	6,398	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Showa Shell Sekiyu Kk — Monthly	(32)
	6,155	6,144	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sibanye Stillwater-Spons Adr — Monthly	(11)
	31,706	31,999	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Siemens Ag — Monthly	292
	90,957	92,876	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sika Ag-Br — Monthly	1,915
	9,686	8,995	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sina Corp — Monthly	(692)
	25,817	24,862	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sino Biopharmaceutical — Monthly	(907)
	16,001	16,254	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Sk Telecom — Monthly	251
	84,413	85,613	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Skandinaviska Enskilda Ban-A — Monthly	1,196
	11,783	12,071	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Skandinaviska Enskilda Ban-C — Monthly	288
	13,111	13,053	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sky Network Television Ltd — Monthly	(58)
	8,206	8,354	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sky Plc — Monthly	148
	115,831	112,805	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Skyworks Solutions Inc — Monthly	(3,031)
	31,575	31,998	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sl Green Realty Corp — Monthly	421
	33,121	33,364	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Smiths Group Plc — Monthly	242
	90,552	89,344	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Societe Generale Sa — Monthly	(1,212)
	33,292	33,893	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sodexo Sa — Monthly	599
	19,264	20,249	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sompo Holdings Inc — Monthly	984
	33,082	33,925	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonoco Products Co — Monthly	842
	23,952	25,441	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sony Financial Holdings Inc — Monthly	1,488
	53,910	53,606	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Southern Co/The — Monthly	(306)
	111,008	110,314	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Southwestern Energy Co — Monthly	(698)
	4	192	—	9/25/19	(Federal Funds Effective Rate US plus 0.20%) — Monthly	Sp Setia Bhd Group — Monthly	188
	4	—	—	9/25/19	(Federal Funds Effective Rate US plus 0.20%) — Monthly	Sp Setia Bhd Group — Monthly	(4)
	52,392	53,293	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sparebank 1 Sr Bank Asa — Monthly	899
	15,028	14,916	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spark Infrastructure Group — Monthly	(113)
	123,507	125,111	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spirit Aerosystems Hold-Cl A — Monthly	1,598
	2,634	2,600	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sprint Corp — Monthly	(35)
	11,352	11,502	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Standard Bank Group Ltd — Monthly	149
	133,097	136,255	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	State Street Corp — Monthly	3,153
	38,988	36,755	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Stmicroelectronics Nv — Monthly	(2,234)
	34,469	32,521	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Stmicroelectronics Nv — Monthly	(1,949)
	5,598	5,319	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Strabag Se-Br — Monthly	(280)
	82,386	83,455	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Subsea 7 Sa — Monthly	1,065
	13,070	12,563	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumco Corp — Monthly	(507)
	4,489	4,674	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Corp — Monthly	185
	6,765	7,001	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Electric Industries Ltd — Monthly	235
	23,666	24,145	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Forestry Co Ltd — Monthly	478
	32,062	32,506	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Mitsui Financial Gr — Monthly	443
	10,494	9,954	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sunny Optical Technology Group Co Ltd — Monthly	(541)
	85,690	87,310	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sunstone Hotel Investors Inc — Monthly	1,617
	12,032	11,255	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Surgutneftegas-Sp Adr — Monthly	(777)
	33,719	35,709	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Suzuken Co Ltd — Monthly	1,989
	22,576	23,219	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Svb Financial Group — Monthly	643
	85,424	84,678	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Swedish Match Ab — Monthly	(750)
	10,267	10,328	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Swiss Re Ag — Monthly	61
	10,467	10,829	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Synnex Technology Intl Corp — Monthly	361
	130,479	131,322	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Synopsys Inc — Monthly	838
	141,965	146,359	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Synovus Financial Corp — Monthly	4,389
	30,475	31,232	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sysco Corp — Monthly	756
	32,776	34,633	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	T&D Holdings Inc — Monthly	1,855
	29,620	28,966	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tadano Ltd — Monthly	(656)
	113,901	115,554	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Talanx Ag — Monthly	1,648
	43,089	44,191	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tapestry Inc — Monthly	1,101
	11,348	11,654	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Tav Havalimanlari Holding As — Monthly	305
	20,214	20,801	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Taylor Wimpey Plc — Monthly	586
	32,538	32,110	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Te Connectivity Ltd — Monthly	(430)
	114,552	115,334	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Teck Resources Ltd-Cls B — Monthly	778
	4,792	4,901	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Teco Electric & Machinery — Monthly	109
	11,036	11,129	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tegna Inc — Monthly	92
	9,754	10,162	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telekom Austria Ag — Monthly	408
	83,954	83,894	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telenor Asa — Monthly	(65)
	105,880	106,690	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telephone And Data Systems — Monthly	805
	73,973	73,062	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telstra Corp Ltd — Monthly	(914)
	133,056	136,836	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Teradata Corp — Monthly	3,775
	21,258	21,474	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tfi International Inc — Monthly	215
	91,664	92,707	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tgs Nopec Geophysical Co Asa — Monthly	1,039
	31,278	31,414	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Thyssenkrupp Ag — Monthly	135
	9,589	9,792	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Time Warner Inc — Monthly	202
	90,470	92,415	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Timken Co — Monthly	1,941
	22,439	22,933	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokai Rika Co Ltd — Monthly	493
	26,555	27,126	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokyo Gas Co Ltd — Monthly	570
	35,169	36,191	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokyu Fudosan Holdings Corp — Monthly	1,021
	12,654	11,989	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tomra Systems Asa — Monthly	(665)
	44,165	45,218	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toro Co — Monthly	1,051
	11,145	11,313	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyota Tsusho Corp — Monthly	168
	14,207	14,185	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Transalta Corp — Monthly	51
	15,381	15,253	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Transalta Renewables Inc — Monthly	(40)
	16,741	16,743	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Transcend Information Inc — Monthly	1
	13,492	13,668	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Travelsky Technology Ltd-H — Monthly	176
	16,068	16,068	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tribune Media Co - A — Monthly	(1)
	126,988	125,760	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Trimble Inc — Monthly	(1,233)
	10,924	11,449	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Truworths International Ltd — Monthly	525
	33,143	32,849	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ts Tech Co Ltd — Monthly	(295)
	28,137	27,517	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tsubakimoto Chain Co — Monthly	(621)
	24,177	24,271	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tsumura & Co — Monthly	93
	62,194	63,959	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tui Ag-Di — Monthly	1,762
	117,444	118,476	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tupperware Brands Corp — Monthly	1,027
	13,318	13,256	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Turkiye Is Bankasi-C — Monthly	(63)
	12,094	11,401	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Twitter Inc — Monthly	(693)
	28,011	30,395	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ultragenyx Pharmaceutical Inc — Monthly	2,383
	32,812	32,826	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Unicredit Spa — Monthly	12
	41,461	44,149	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Union Pacific Corp — Monthly	2,918
	10,288	10,683	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Unipolsai Assicurazioni Spa — Monthly	394
	10,551	10,619	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Uni-President Enterprises Corp — Monthly	68
	6,212	6,493	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Uniqa Insurance Group Ag — Monthly	281
	74,748	75,857	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	United Overseas Bank Ltd — Monthly	1,105
	129,821	132,209	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United Rentals Inc — Monthly	2,382
	79,994	80,860	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United States Steel Corp — Monthly	864
	3,999	4,210	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	United Tractors Tbk Pt — Monthly	211
	32,310	33,123	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Unum Group — Monthly	812
	24,646	24,666	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Upm-Kymmene Oyj — Monthly	19
	21,939	21,688	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ushio Inc — Monthly	(252)
	11,543	11,321	—	9/25/19	(Federal Funds Effective Rate US plus 0.20%) — Monthly	Vale Sa — Monthly	(223)
	26,725	27,267	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Varian Medical Systems Inc — Monthly	541
	44,330	43,050	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veeva Systems Inc-Class A — Monthly	(1,282)
	37,572	36,487	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veeva Systems Inc-Class A — Monthly	(1,087)
	4,969	4,767	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veidekke Asa — Monthly	(201)
	31,460	30,602	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Venator Materials Plc — Monthly	(858)
	33,140	33,554	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Verisk Analytics Inc — Monthly	413
	95,611	93,644	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vertex Pharmaceuticals Inc — Monthly	(1,971)
	96,441	107,012	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vestas Wind Systems A/S — Monthly	10,567
	79,107	79,383	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vicinity Centres — Monthly	273
	27,826	27,737	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vinci Sa — Monthly	(90)
	21,878	21,730	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Visa Inc-Class A Shares — Monthly	(149)
	70,183	69,796	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Visteon Corp — Monthly	(389)
	9,820	9,935	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vornado Realty Trust — Monthly	115
	101,930	102,224	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wabco Holdings Inc — Monthly	289
	12,201	12,061	—	9/25/19	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Walmart De Mexico Sab De Cv — Monthly	(141)
	81,098	80,840	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Waters Corp — Monthly	(261)
	138,182	144,194	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wellcare Health Plans Inc — Monthly	6,006
	29,472	29,673	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wendel Sa — Monthly	200
	96,533	97,471	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	West Fraser Timber Co Ltd — Monthly	934
	74,771	76,507	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Alliance Bancorp — Monthly	1,733
	29,890	27,128	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Digital Corp — Monthly	(2,763)
	78,193	77,806	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Weston (George) Ltd — Monthly	(389)
	29,818	31,392	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Westrock Co — Monthly	1,573
	19,789	19,698	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wgl Holdings Inc — Monthly	(92)
	37,149	37,150	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wh Group Ltd — Monthly	—
	72,680	71,593	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wheelock & Co Ltd — Monthly	(1,089)
	75,704	73,947	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wihlborgs Fastigheter Ab — Monthly	(1,759)
	30	118	—	9/25/19	(Federal Funds Effective Rate US plus 0.40%) — Monthly	Winbond Electronics Corp-Rts — Monthly	88
	10,357	10,012	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Wistron Corp — Monthly	(346)
	29,552	29,548	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Woodward Inc — Monthly	(5)
	57,066	57,420	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wsp Global Inc — Monthly	351
	65,805	66,267	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Xcel Energy Inc — Monthly	460
	49,271	48,925	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Yanlord Land Group Ltd — Monthly	(348)
	9,383	9,334	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yanzhou Coal Mining Co Ltd — Monthly	(49)
	8,450	8,435	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Yulon Nissan Motor Co Ltd — Monthly	(16)
	38,190	35,394	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yy Inc-Adr — Monthly	(2,797)
	1,522	1,529	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Z Energy Ltd — Monthly	7
	89,440	90,242	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zebra Technologies Corp-Cl A — Monthly	798
	57,469	58,193	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zoetis Inc — Monthly	723
	87,849	88,983	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zurich Insurance Group Ag — Monthly	1,131
	153,943	147,469	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zynga Inc - Cl A — Monthly	(6,480)
	10,698	10,533	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	A2 Milk Co Ltd — Monthly	165
	5,454	5,377	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Aak Ab — Monthly	77
	5,323	5,505	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Abc-Mart Inc — Monthly	(182)
	153,325	151,391	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Abiomed Inc — Monthly	1,939
	84,960	85,770	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Abn Amro Group Nv-Cva — Monthly	(808)
	$5,138	$5,111	—	9/26/19	Federal Funds Effective Rate US minus 2.50% — Monthly	Aboitiz Equity Ventures Inc — Monthly	$27
	1,270	1,250	—	9/26/19	Federal Funds Effective Rate US minus 2.50% — Monthly	Aboitiz Power Corp — Monthly	21
	63,655	63,755	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Acadia Healthcare Co Inc — Monthly	(99)
	21,277	20,799	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Activia Properties Inc — Monthly	62
	53,448	54,647	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Adp — Monthly	(1,198)
	6,800	6,668	—	9/25/19	Federal Funds Effective Rate US minus 2.00% — Monthly	Advantech Co Ltd — Monthly	132
	7,313	7,312	—	9/26/19	Federal Funds Effective Rate US minus 3.25% — Monthly	Aeon Reit Investment Corp — Monthly	—
	5,393	5,305	—	9/25/19	Federal Funds Effective Rate US minus 7.50% — Monthly	Aguas Andinas Sa-A — Monthly	87
	8,691	8,105	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Aia Group Ltd — Monthly	587
	10,379	11,143	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Ain Holdings Inc — Monthly	(764)
	65,732	65,697	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Air Liquide Sa — Monthly	36
	7,652	7,648	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Air Liquide Sa — Monthly	4
	7,415	7,140	—	9/27/19	Federal Funds Effective Rate US plus 0.10% — Monthly	Airport City Ltd — Monthly	275
	3,466	3,333	—	9/27/19	Federal Funds Effective Rate US minus 4.50% — Monthly	Akr Corporindo Tbk Pt — Monthly	133
	19,364	19,045	—	9/25/19	Federal Funds Effective Rate US plus 0.10% — Monthly	Akzo Nobel — Monthly	320
	642	632	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Akzo Nobel Nv — Monthly	11
	17,796	17,462	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Albemarle Corp — Monthly	335
	8,146	8,063	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Algonquin Power & Utilities Corp — Monthly	84
	5,787	5,489	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Alibaba Group Holding Ltd — Monthly	298
	5,140	4,929	—	9/25/19	Federal Funds Effective Rate US minus 4.38% — Monthly	Alibaba Health Information Technology Ltd — Monthly	211
	10,460	10,755	—	9/25/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Alibaba Pictures Group Ltd — Monthly	(295)
	3,330	3,212	—	9/25/19	Federal Funds Effective Rate US minus 2.50% — Monthly	Alimak Group Ab — Monthly	118
	10,713	10,826	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Alimentation Couche-Tard Inc — Monthly	(113)
	4,070	4,045	—	9/26/19	Federal Funds Effective Rate US minus 2.50% — Monthly	Alliance Global Group Inc — Monthly	25
	48,922	48,425	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Allied Properties Real Estat — Monthly	349
	8,538	8,398	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Alrosa Pjsc — Monthly	140
	15,004	15,052	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Alstom — Monthly	(47)
	32,008	28,793	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Altice Nv - A — Monthly	3,216
	8,928	8,026	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Altice Nv - B — Monthly	903
	114,872	117,346	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Altria Group Inc — Monthly	(2,471)
	8,314	8,004	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Ambev Sa-Adr — Monthly	311
	23,486	23,504	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Amdocs Ltd — Monthly	(18)
	101,147	104,900	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Amerco — Monthly	(3,750)
	14,405	14,494	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	American Campus Communities — Monthly	(89)
	30,423	30,664	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	American Electric Power Co Inc — Monthly	(240)
	11,611	11,358	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Amorepacific Corp — Monthly	253
	11,148	11,114	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Amorepacific Group — Monthly	34
	85,213	84,792	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Amphenol Corp-Cl A — Monthly	424
	103,693	95,415	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Ams Ag — Monthly	8,281
	66,742	69,466	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Amundi Sa — Monthly	(2,723)
	8,494	8,235	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Anadolu Efes Biracilik Ve — Monthly	259
	4,234	4,222	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Anglogold Ashanti-Spon Adr — Monthly	12
	8,510	8,721	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Antero Resources Corp — Monthly	(211)
	10,878	10,625	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Antofagasta Plc — Monthly	254
	93,191	91,019	—	9/25/19	Federal Funds Effective Rate US minus 0.63% — Monthly	Antofagasta Plc — Monthly	2,174
	523	548	—	9/25/19	Federal Funds Effective Rate US minus 8.25% — Monthly	Arcam Ab — Monthly	(25)
	19,847	20,324	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Arcelormittal — Monthly	(476)
	17,454	18,194	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Ariake Japan Co Ltd — Monthly	(740)
	20,522	20,579	—	9/26/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Ascendas Real Estate Inv Trt — Monthly	(56)
	3,184	3,180	—	9/26/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Ascott Residence Trust — Monthly	3
	2,660	2,786	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Asia Cement Corp — Monthly	(125)
	16,747	16,738	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Assa Abloy Ab-B — Monthly	10
	61,375	61,934	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Assurant Inc — Monthly	(557)
	84,261	83,731	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Assured Guaranty Ltd — Monthly	533
	5,455	5,603	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	At&T Inc — Monthly	(148)
	131,072	134,005	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Atmos Energy Corp — Monthly	(2,930)
	6,090	5,951	—	9/25/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Au Optronics Corp — Monthly	139
	9,989	9,890	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Aurubis Ag — Monthly	100
	109,653	110,395	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Autoliv Inc — Monthly	(739)
	118,338	121,785	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Automatic Data Processing — Monthly	(3,445)
	55,197	57,308	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Autonation Inc — Monthly	(2,110)
	7,376	7,331	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Avichina Industry & Tech-H — Monthly	45
	57,118	58,429	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Axel Springer Se — Monthly	(1,309)
	5,808	5,865	—	9/27/19	Federal Funds Effective Rate US minus 3.00% — Monthly	Axiata Group Bhd — Monthly	(58)
	64,251	63,130	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Axis Capital Holdings Ltd — Monthly	1,122
	6,839	6,900	—	9/26/19	Federal Funds Effective Rate US minus 5.25% — Monthly	Ayala Corporation — Monthly	(63)
	19,616	18,487	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	B3 Sa-Brasil Bolsa Balcao — Monthly	1,130
	9,129	9,024	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Bakkafrost P/F — Monthly	106
	112,368	113,304	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Ball Corp — Monthly	(1,218)
	32,275	33,767	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Banco Bpm Spa — Monthly	(1,491)
	26,390	27,173	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Banco De Sabadell Sa — Monthly	(782)
	9,766	9,717	—	9/26/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Bangkok Dusit Med Service-F — Monthly	49
	14,248	14,061	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Bank Of Communications Co-H — Monthly	187
	78,273	80,511	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Bank Of East Asia Ltd — Monthly	(2,237)
	87,837	89,718	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Bank Of Hawaii Corp — Monthly	(2,429)
	20,318	20,446	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Bank Of Kyoto Ltd/The — Monthly	(128)
	9,050	8,720	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Bank Pekao Sa — Monthly	330
	7,298	7,382	—	9/26/19	Federal Funds Effective Rate US minus 6.00% — Monthly	Banpu Public Co Ltd-For Reg — Monthly	(85)
	77,516	76,635	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Bayerische Motoren Werke Ag — Monthly	883
	15,845	15,690	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Bayerische Motoren Werke-Prf — Monthly	156
	42,531	42,763	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Bba Aviation Plc — Monthly	(231)
	6,360	6,390	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Becton Dickinson And Co — Monthly	(30)
	73,434	75,835	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Bendigo And Adelaide Bank — Monthly	(2,400)
	10,436	10,300	—	9/26/19	Federal Funds Effective Rate US minus 3.88% — Monthly	Berli Jucker Pub Co-Forgn — Monthly	136
	14,219	14,560	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Bidvest Group Ltd — Monthly	(341)
	72,719	73,028	—	9/25/19	Federal Funds Effective Rate US minus 0.56% — Monthly	Blue Buffalo Pet Products In — Monthly	(308)
	126,019	128,694	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Bok Financial Corporation — Monthly	(2,672)
	87,214	87,683	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Bollore — Monthly	(467)
	58,109	59,132	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Boohoo.Com Plc — Monthly	(1,021)
	79,298	78,901	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Boral Ltd — Monthly	398
	108,357	107,906	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Boston Scientific Corp — Monthly	455
	6,738	6,288	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Br Malls Participacoes Sa — Monthly	450
	4,525	4,835	—	9/27/19	Federal Funds Effective Rate US minus 1.13% — Monthly	Brait Se — Monthly	(310)
	21,773	21,972	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Brambles Ltd — Monthly	(199)
	9,018	9,167	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Brenntag Ag — Monthly	(149)
	11,849	11,212	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Brf Sa-Adr — Monthly	637
	71,356	71,396	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Broadridge Financial Solutio — Monthly	(38)
	62,367	62,181	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Brookfield Asset Manage-Cl A — Monthly	(22)
	13,320	13,389	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Brown-Forman Corp-Class A — Monthly	(68)
	10,824	10,625	—	9/27/19	Federal Funds Effective Rate US minus 4.88% — Monthly	Bumi Serpong Damai Pt — Monthly	198
	86,843	88,429	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Bwx Technologies Inc — Monthly	(1,583)
	9,178	8,867	—	9/25/19	Federal Funds Effective Rate US minus 2.13% — Monthly	Byd Co Ltd-H — Monthly	311
	95,716	101,727	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	C.H. Robinson Worldwide Inc — Monthly	(6,008)
	9,567	9,615	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Cable One Inc — Monthly	(47)
	10,267	10,522	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Calbee Inc — Monthly	(255)
	12,474	12,346	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Can Apartment Prop Real Esta — Monthly	92
	32,056	32,643	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Capio Ab — Monthly	(586)
	24,595	25,297	—	9/25/19	Federal Funds Effective Rate US minus 1.63% — Monthly	Capital & Counties Propertie — Monthly	(703)
	85,653	87,414	—	9/26/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Capitaland Commercial Trust — Monthly	(1,760)
	15,102	14,801	—	9/25/19	Federal Funds Effective Rate US minus 10.25% — Monthly	Car Inc — Monthly	297
	57,611	58,849	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Carmax Inc — Monthly	(1,237)
	33,087	34,734	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Carrefour Sa — Monthly	(1,646)
	11,435	11,592	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Casey'S General Stores Inc — Monthly	(157)
	20,580	20,290	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Castellum Ab — Monthly	291
	20,231	19,974	—	9/25/19	Federal Funds Effective Rate US minus 1.63% — Monthly	Cathay Pacific Airways — Monthly	256
	112,043	112,692	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Cboe Global Markets Inc — Monthly	(892)
	16,665	16,272	—	9/25/19	Federal Funds Effective Rate US minus 2.00% — Monthly	Ccc Sa — Monthly	393
	7,552	7,192	—	9/25/19	Federal Funds Effective Rate US minus 7.50% — Monthly	Cencosud Sa — Monthly	359
	17,926	18,342	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Centennial Resource Develo-A — Monthly	(415)
	8,325	7,450	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Centrais Eletricas Brasilier — Monthly	875
	18,093	18,565	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Central Japan Railway Co — Monthly	(471)
	9,963	10,084	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Cez As — Monthly	(120)
	44,068	45,301	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Cf Industries Holdings Inc — Monthly	(1,232)
	90,650	93,823	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Charles Schwab Corp/The — Monthly	(3,170)
	6,979	6,720	—	9/26/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Charoen Pokphand Food-Forgn — Monthly	258
	715	691	—	9/27/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Charoen Pokphand Indonesi Pt — Monthly	24
	153,820	153,971	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Charter Communications Inc-A — Monthly	(147)
	7,054	6,855	—	9/25/19	Federal Funds Effective Rate US minus 1.25% — Monthly	Cheng Shin Rubber Ind Co Ltd — Monthly	199
	108,480	110,121	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Cheniere Energy Inc — Monthly	(1,638)
	3,900	3,848	—	9/25/19	Federal Funds Effective Rate US minus 25.63% — Monthly	Cherry Ab — Monthly	50
	45,765	46,763	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Chevron Corp — Monthly	(997)
	22,074	23,028	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Chiba Bank Ltd/The — Monthly	(954)
	5,634	5,570	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	China Cinda Asset Management Co Ltd — Monthly	64
	13,621	13,578	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China Citic Bank Corp Ltd-H — Monthly	43
	13,420	13,107	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	China Coal Energy Co-H — Monthly	313
	5,909	5,955	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	China Development Financial Holding Company — Monthly	(46)
	6,038	5,915	—	9/25/19	Federal Funds Effective Rate US minus 1.25% — Monthly	China Eastern Airlines Corp Ltd — Monthly	122
	12,132	12,051	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China Everbright Bank Co L-H — Monthly	81
	15,148	13,898	—	9/25/19	Federal Funds Effective Rate US minus 7.75% — Monthly	China Hongqiao Group Ltd — Monthly	1,247
	5,937	5,901	—	9/25/19	Federal Funds Effective Rate US minus 4.38% — Monthly	China International Capital Corp Ltd — Monthly	35
	8,973	9,039	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China Jinmao Holdings Group — Monthly	(66)
	10,229	9,737	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China Life Insurance Co-H — Monthly	492
	4,161	4,041	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China Longyuan Power Group-H — Monthly	120
	9,218	9,069	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China Minsheng Banking-H — Monthly	149
	7,268	7,145	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China Petroleum & Chemical-H — Monthly	124
	6,584	6,453	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China Power International — Monthly	131
	7,876	7,790	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China State Construction Int — Monthly	86
	40,320	41,453	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Chocoladefabriken Lindt-Pc — Monthly	(1,132)
	56,131	55,371	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Chr Hansen Holding A/S — Monthly	149
	11,542	11,766	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Chugoku Bank Ltd/The — Monthly	(224)
	3,467	3,451	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Chunghwa Telecom Co Ltd — Monthly	16
	16,319	16,854	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Ci:Z Holdings Co Ltd — Monthly	(534)
	5,610	5,207	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Cia Paranaense Ener-Sp Adr P — Monthly	404
	121,216	120,582	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Cimpress Nv — Monthly	637
	50,164	48,548	—	9/26/19	Federal Funds Effective Rate US minus 0.50% — Monthly	City Developments Ltd — Monthly	1,617
	98,759	99,209	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Clariant Ag-Reg — Monthly	(448)
	117,368	118,869	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Clean Harbors Inc — Monthly	(1,497)
	102,600	105,725	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Cme Group Inc — Monthly	(3,122)
	102,942	103,652	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Cnh Industrial Nv — Monthly	(708)
	50,638	51,428	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Cobham Plc — Monthly	(789)
	12,157	11,971	—	9/25/19	Federal Funds Effective Rate US minus 7.50% — Monthly	Colbun Sa — Monthly	184
	104,244	104,846	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Colony Northstar Inc-Class A — Monthly	(599)
	5,846	5,732	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Coloplast-B — Monthly	114
	17,149	16,646	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Commerce Bancshares Inc — Monthly	437
	71,826	70,610	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Commonwealth Bank Of Austral — Monthly	1,216
	87,090	88,164	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Compass Minerals Internation — Monthly	(1,982)
	10,404	10,532	—	9/25/19	Federal Funds Effective Rate US minus 0.91% — Monthly	Compass Minerals International Inc — Monthly	(237)
	41,196	41,818	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Concho Resources Inc — Monthly	(620)
	100,329	99,221	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Constellation Brands Inc-A — Monthly	1,111
	7,561	7,642	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Convatec Group Plc — Monthly	(80)
	12,357	12,392	—	9/25/19	Federal Funds Effective Rate US minus 1.36% — Monthly	Core Laboratories N.V. — Monthly	(36)
	11,299	11,517	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Cosmos Pharmaceutical Corp — Monthly	(238)
	27,280	27,268	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Cott Corporation — Monthly	12
	72,034	72,159	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Coty Inc-Cl A — Monthly	(647)
	10,111	10,588	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Countryside Properties Plc — Monthly	(478)
	33,935	33,898	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Cousins Properties Inc — Monthly	39
	82,080	82,080	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Covanta Holding Corp — Monthly	2
	5,875	4,495	—	9/26/19	Federal Funds Effective Rate US minus 2.50% — Monthly	Cpfl Energia Sa — Monthly	1,380
	10,454	10,322	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Ctrip.Com International-Adr — Monthly	132
	73,557	73,037	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Cyberark Software Ltd/Israel — Monthly	521
	17,562	17,274	—	9/26/19	Federal Funds Effective Rate US minus 21.13% — Monthly	Cyberdyne Inc — Monthly	278
	14,061	14,262	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Cybg Plc - Cdi — Monthly	(201)
	59,319	58,633	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Cyrusone Inc — Monthly	687
	18,805	19,231	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Daiichikosho Co Ltd — Monthly	(425)
	19,990	19,974	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Daikin Industries Ltd — Monthly	17
	13,998	14,754	—	9/26/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Daio Paper Corp — Monthly	(757)
	17,116	16,852	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Daiwa House Reit Investment — Monthly	265
	39,048	39,065	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Danaher Corp — Monthly	(16)
	15,795	15,898	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Danone — Monthly	(103)
	141,015	141,468	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Deere & Co — Monthly	(450)
	4,684	4,551	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Delta Electronics Inc — Monthly	133
	18,625	18,194	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Dena Co Ltd — Monthly	431
	17,328	18,158	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Dentsu Inc — Monthly	(831)
	3,709	3,861	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Deutsche Boerse Ag — Monthly	(153)
	76,300	76,301	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Deutsche Wohnen Se — Monthly	—
	5,796	5,787	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Dgb Financial Group Inc — Monthly	10
	7,028	7,148	—	9/27/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Digi.Com Bhd — Monthly	(121)
	24,821	22,215	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Disco Corp — Monthly	2,606
	5,193	5,497	—	9/25/19	Federal Funds Effective Rate US minus 0.56% — Monthly	Discovery Communications-A — Monthly	(303)
	12,041	12,423	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Discovery Ltd — Monthly	(382)
	8,988	8,972	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Distribuidora Internacional — Monthly	17
	3,458	3,442	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Dmg Mori Ag — Monthly	16
	70,353	68,222	—	9/25/19	Federal Funds Effective Rate US minus 2.13% — Monthly	Dno Asa — Monthly	2,128
	136,508	137,052	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Dollar General Corp — Monthly	(540)
	18,166	18,161	—	9/25/19	Federal Funds Effective Rate US minus 1.38% — Monthly	Domino'S Pizza Enterprises L — Monthly	5
	33,941	36,674	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Domino'S Pizza Inc — Monthly	(2,732)
	23,056	23,994	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Don Quijote Holdings Co Ltd — Monthly	(937)
	935	897	—	9/25/19	Federal Funds Effective Rate US minus 7.13% — Monthly	Dongwon Systems Corp — Monthly	38
	6,123	6,268	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Drillisch Ag — Monthly	(145)
	84,658	84,495	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Dsv A/S — Monthly	165
	100,667	99,644	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Dufry Ag-Reg — Monthly	1,025
	54,209	52,941	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Ebay Inc — Monthly	1,269
	62,963	63,746	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Ecolab Inc — Monthly	(782)
	85,867	87,654	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Edf — Monthly	(1,786)
	6,064	6,093	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	El Puerto De Liverpool Sab De Cv — Monthly	(29)
	17,192	16,353	—	9/27/19	Federal Funds Effective Rate US minus 2.75% — Monthly	Elbit Systems Ltd — Monthly	838
	19,512	19,517	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Electric Power Development C — Monthly	(5)
	4,043	3,950	—	9/26/19	Federal Funds Effective Rate US minus 3.38% — Monthly	Electricity Gen Pub Co-For R — Monthly	93
	43,280	42,393	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Element Fleet Management Cor — Monthly	888
	6,740	6,856	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Embotelladoras Arca Sa De Cv — Monthly	(116)
	7,752	7,652	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Emera Inc — Monthly	100
	6,906	6,721	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Emlak Konut Gayrimenkul Yati — Monthly	185
	12,179	12,048	—	9/25/19	Federal Funds Effective Rate US minus 7.50% — Monthly	Empresa Nacional De Telecom — Monthly	129
	17,556	17,110	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Endeavour Mining Corp — Monthly	447
	18,804	19,053	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Enercare Inc — Monthly	(248)
	5,444	5,342	—	9/25/19	Federal Funds Effective Rate US minus 2.00% — Monthly	Enka Insaat Ve Sanayi As — Monthly	102
	39,137	40,109	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Eog Resources Inc — Monthly	(971)
	72,170	70,138	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Equinix Inc — Monthly	2,034
	52,718	53,208	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Essilor International — Monthly	(489)
	62,982	62,474	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Eurofins Scientific — Monthly	509
	10,191	9,667	—	9/25/19	Federal Funds Effective Rate US minus 9.38% — Monthly	Evergrande Health Industry G — Monthly	522
	22,231	22,500	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Extraction Oil & Gas Inc — Monthly	(268)
	3,208	3,208	—	9/26/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Ezdan Holding Group — Monthly	—
	76,673	79,248	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Fairfax Financial Hldgs Ltd — Monthly	(2,572)
	119,599	124,321	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Fastenal Co — Monthly	(4,719)
	38,021	40,274	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Fedex Corp — Monthly	(2,253)
	1,145	1,175	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Ferroglobe Plc — Monthly	(30)
	12,524	12,529	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Fibra Uno Administracion Sa — Monthly	(5)
	36,766	36,637	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Fireeye Inc — Monthly	131
	7,513	7,512	—	9/27/19	Federal Funds Effective Rate US minus 3.50% — Monthly	First Abu Dhabi Bank Pjsc — Monthly	—
	54,642	55,054	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	First Capital Realty Inc — Monthly	(410)
	48,732	49,351	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	First Pacific Co — Monthly	(618)
	75,168	73,523	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	First Quantum Minerals Ltd — Monthly	1,647
	11,317	11,245	—	9/26/19	Federal Funds Effective Rate US minus 0.50% — Monthly	First Resources Ltd — Monthly	72
	94,375	94,330	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	First Solar Inc — Monthly	48
	6,311	6,434	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Flowers Foods Inc — Monthly	(177)
	32,824	33,354	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Fluor Corp — Monthly	(530)
	66,556	68,140	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Fnb Corp — Monthly	(2,159)
	20,003	19,578	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Fortis Inc — Monthly	426
	67,456	66,145	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Fortis Inc — Monthly	1,312
	4,978	5,064	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Fortress Income Fund Ltd-A — Monthly	(86)
	79,286	80,781	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Fortum Oyj — Monthly	(1,493)
	132,163	137,593	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Fortune Brands Home & Securi — Monthly	(5,426)
	15,968	16,702	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Fp Corp — Monthly	(733)
	21,675	22,282	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Franklin Resources Inc — Monthly	(606)
	14,501	14,665	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Frank'S International Nv — Monthly	(164)
	16,549	17,068	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Fuji Seal International Inc — Monthly	(519)
	14,412	14,894	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Fujitsu General Ltd — Monthly	(482)
	5,336	5,234	—	9/25/19	Federal Funds Effective Rate US minus 11.88% — Monthly	Fullshare Holdings Ltd — Monthly	100
	16,701	17,243	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Fuyo General Lease Co Ltd — Monthly	(541)
	120,189	115,029	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Galaxy Entertainment Group L — Monthly	5,162
	14,050	14,708	—	9/27/19	Federal Funds Effective Rate US minus 3.00% — Monthly	Gamuda Bhd — Monthly	(658)
	5,439	5,314	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Gazprom Pao -Spon Adr — Monthly	125
	9,442	9,357	—	9/25/19	Federal Funds Effective Rate US minus 1.38% — Monthly	Gcl-Poly Energy Holdings Ltd — Monthly	85
	86,215	87,722	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Gea Group Ag — Monthly	(1,506)
	45,254	45,436	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Gemalto — Monthly	(181)
	42,691	44,142	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Genmab A/S — Monthly	(1,449)
	2,038	2,054	—	9/27/19	Federal Funds Effective Rate US minus 7.50% — Monthly	Genting Plantations Bhd — Monthly	(17)
	60,751	63,220	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Genuine Parts Co — Monthly	(2,467)
	21,895	22,292	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Gibson Energy Inc — Monthly	(397)
	78,713	79,770	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Givaudan-Reg — Monthly	(1,054)
	13,834	13,453	—	9/25/19	Federal Funds Effective Rate US minus 8.50% — Monthly	Globalwafers Co Ltd — Monthly	379
	22,804	22,144	—	9/26/19	Federal Funds Effective Rate US minus 3.25% — Monthly	Gmo Payment Gateway Inc — Monthly	659
	13,077	13,337	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Grenke Ag — Monthly	(260)
	8,031	8,285	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Growthpoint Properties Ltd — Monthly	(254)
	8,149	8,083	—	9/25/19	Federal Funds Effective Rate US minus 3.25% — Monthly	Grupo Elektra Sab De Cv — Monthly	65
	5,904	6,288	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Grupo Televisa Sa-Spon Adr — Monthly	(384)
	5,445	5,378	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Guangdong Investment Ltd — Monthly	68
	39,017	39,160	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Gvc Holdings Plc — Monthly	(143)
	8,428	8,346	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Haitong Securities Co Ltd-H — Monthly	82
	63,096	63,191	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Halma Plc — Monthly	(94)
	66,419	70,253	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Hanesbrands Inc — Monthly	(3,833)
	86,065	88,961	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Hang Seng Bank Ltd — Monthly	(2,894)
	18,913	19,436	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Hankyu Hanshin Holdings Inc — Monthly	(523)
	16,178	16,751	—	9/25/19	Federal Funds Effective Rate US minus 10.88% — Monthly	Hansa Medical Ab — Monthly	(578)
	8,165	8,065	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Hanwha Techwin Co Ltd — Monthly	100
	13,919	13,846	—	9/25/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Hapag-Lloyd Ag — Monthly	73
	37,569	38,197	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Hawaiian Electric Inds — Monthly	(627)
	86,189	93,840	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Hca Healthcare Inc — Monthly	(7,648)
	48,118	48,118	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Healthcare Trust Of Ame-Cl A — Monthly	1
	65,808	67,434	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Healthscope Ltd — Monthly	(1,625)
	85,267	83,312	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Heico Corp — Monthly	1,957
	44,098	43,187	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Heico Corp-Class A — Monthly	912
	4,054	4,049	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Heidelbergcement Ag — Monthly	5
	71,773	74,455	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Helmerich & Payne — Monthly	(2,680)
	2,393	2,442	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Henkel Ag & Co Kgaa — Monthly	(49)
	8,328	8,428	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Henkel Ag & Co Kgaa Vorzug — Monthly	(99)
	70,288	70,643	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Hewlett Packard Enterprise — Monthly	(353)
	6,684	6,651	—	9/25/19	Federal Funds Effective Rate US minus 2.50% — Monthly	Highwealth Construction Corp — Monthly	32
	17,670	17,104	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Hitachi Kokusai Electric Inc — Monthly	567
	15,702	15,247	—	9/27/19	Federal Funds Effective Rate US minus 4.75% — Monthly	Hm Sampoerna Tbk Pt — Monthly	453
	37,532	38,124	—	9/25/19	Federal Funds Effective Rate US minus 2.88% — Monthly	Hoist Finance Ab — Monthly	(594)
	19,997	20,192	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Hokkaido Electric Power Co — Monthly	(194)
	3,434	3,334	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Hon Hai Precision Industry Co Ltd — Monthly	100
	9,691	9,756	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Hong Kong & China Gas — Monthly	(65)
	19,201	19,105	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Hoshizaki Corp — Monthly	96
	15,887	15,800	—	9/25/19	Federal Funds Effective Rate US minus 2.88% — Monthly	Hotel Shilla Co Ltd — Monthly	87
	63,022	63,364	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Howard Hughes Corp/The — Monthly	(340)
	67,969	67,310	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Hp Inc — Monthly	661
	9,107	8,988	—	9/25/19	Federal Funds Effective Rate US minus 8.13% — Monthly	Htc Corp — Monthly	117
	9,407	9,324	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Hua Nan Financial Holdings C — Monthly	84
	5,333	5,122	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Huaneng Power International Inc — Monthly	211
	7,050	7,014	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Huaneng Renewables Corp-H — Monthly	37
	7,507	7,632	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Huhtamaki Oyj — Monthly	(125)
	18,862	19,203	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Hulic Reit Inc — Monthly	(341)
	55,538	54,948	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Hydro One Ltd — Monthly	591
	9,457	9,656	—	9/25/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Hyundai Heavy Industries — Monthly	(199)
	6,856	7,154	—	9/25/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Hyundai Wia Corp — Monthly	(298)
	8,239	8,275	—	9/27/19	Federal Funds Effective Rate US minus 3.00% — Monthly	Ihh Healthcare Bhd — Monthly	(36)
	17,031	16,435	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Immofinanz Ag — Monthly	596
	6,498	5,840	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Impala Platinum Holdings Ltd — Monthly	658
	3,558	3,542	—	9/27/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Indocement Tunggal Prakarsa Tbk Pt — Monthly	16
	21,660	21,951	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Industrial Alliance Insurance — Monthly	(291)
	10,778	10,399	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Industrias Penoles Sab De Cv — Monthly	379
	2,569	2,486	—	9/26/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Industries Qatar Qsc — Monthly	82
	71,078	70,813	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Industrivarden Ab-A Shs — Monthly	267
	42,907	42,812	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Industrivarden Ab-C Shs — Monthly	96
	26,129	26,030	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Indutrade Ab — Monthly	99
	15,679	15,881	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Infraestructura Energetica N — Monthly	(202)
	71,740	71,557	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Ing Groep Nv — Monthly	184
	87,773	86,725	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Insurance Australia Group — Monthly	1,050
	32,100	31,927	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Intact Financial Corp — Monthly	174
	123,212	125,076	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Interactive Brokers Gro-Cl A — Monthly	(2,080)
	51,687	52,196	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Intl Business Machines Corp — Monthly	(507)
	49,887	50,207	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Intl Flavors & Fragrances — Monthly	(319)
	1,781	1,783	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Investment Ab Latour-B Shs — Monthly	(2)
	76,874	75,602	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Investors Bancorp Inc — Monthly	1,274
	7,030	7,089	—	9/27/19	Federal Funds Effective Rate US minus 3.13% — Monthly	Ioi Corp Bhd — Monthly	(59)
	129,037	129,640	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Iron Mountain Inc — Monthly	(599)
	12,533	12,947	—	9/26/19	Federal Funds Effective Rate US minus 2.75% — Monthly	Irpc Pcl - Foreign — Monthly	(414)
	124,985	125,798	—	9/25/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Ishares Core Ftse 100 — Monthly	(812)
	639,277	640,443	—	9/25/19	Federal Funds Effective Rate US minus 0.63% — Monthly	Ishares Euro Stoxx50 Ucits D — Monthly	(1,150)
	47,023	49,072	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Italgas Spa — Monthly	(2,048)
	8,138	7,880	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Ivanhoe Mines Ltd-Cl A — Monthly	259
	52,244	52,240	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Jack Henry & Associates Inc — Monthly	(135)
	10,811	11,069	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Janus Henderson Group Plc — Monthly	(258)
	20,424	20,265	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Japan Hotel Reit Investment — Monthly	159
	13,442	13,351	—	9/26/19	Federal Funds Effective Rate US minus 1.88% — Monthly	Japan Lifeline Co Ltd — Monthly	91
	18,983	19,672	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Japan Post Insurance Co Ltd — Monthly	(688)
	20,237	20,240	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Japan Prime Realty Investmen — Monthly	(3)
	8,520	8,274	—	9/25/19	Federal Funds Effective Rate US minus 2.75% — Monthly	Jastrzebska Spolka Weglowa S — Monthly	246
	1,094	1,127	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Jcdecaux Sa — Monthly	(33)
	5,901	5,730	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Jd.Com Inc — Monthly	172
	59,782	58,568	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Johnson Controls Internation — Monthly	1,215
	37,489	38,378	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Julius Baer Group Ltd — Monthly	(888)
	80,567	80,105	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Just Eat Plc — Monthly	464
	60,512	61,159	—	9/25/19	Federal Funds Effective Rate US minus 1.63% — Monthly	K+S Ag-Reg — Monthly	(648)
	9,431	9,524	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Kangwon Land Inc — Monthly	(93)
	18,081	18,566	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Kansai Electric Power Co Inc — Monthly	(485)
	20,318	21,082	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Kansai Paint Co Ltd — Monthly	(764)
	8,414	8,336	—	9/26/19	Federal Funds Effective Rate US minus 4.25% — Monthly	Kce Electronics Pcl-Foreign — Monthly	78
	5,719	5,943	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Keihan Holdings Co Ltd — Monthly	(224)
	16,824	17,729	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Keio Corp — Monthly	(905)
	21,655	22,519	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Keisei Electric Railway Co — Monthly	(863)
	56,735	55,512	—	9/26/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Keppel Corp Ltd — Monthly	1,224
	32,159	32,213	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Kerry Group Plc — Monthly	(53)
	42,821	43,287	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Kesko Oyj-B Shs — Monthly	(465)
	20,954	19,722	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Keyence Corp — Monthly	1,233
	15,769	15,749	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Keyera Corp — Monthly	21
	22,506	23,591	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Kikkoman Corp — Monthly	(1,085)
	50,108	50,246	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Kingspan Groupord Eur0.13(Dublin Listing) — Monthly	(137)
	33,342	41,879	—	9/25/19	Federal Funds Effective Rate US minus 8.38% — Monthly	Kingston Financial Group Ltd — Monthly	(8,544)
	7,993	8,235	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Kion Group Ag — Monthly	(242)
	99,540	105,998	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Kirby Corp — Monthly	(6,455)
	14,504	14,595	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Kiwi Property Group Ltd — Monthly	(90)
	46,525	48,741	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Knight-Swift Transportation — Monthly	(2,283)
	21,885	20,777	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Koito Manufacturing Co Ltd — Monthly	1,109
	16,285	15,721	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Kongsberg Gruppen Asa — Monthly	564
	9,829	9,622	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Korea Aerospace Industries — Monthly	208
	7,870	7,719	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Korea Electric Power Corp — Monthly	152
	9,916	9,651	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Korea Investment Holdings Co — Monthly	265
	19,329	19,235	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Kose Corp — Monthly	95
	20,724	20,908	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Kosmos Energy Ltd — Monthly	(183)
	93,828	96,668	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Kraft Heinz Co/The — Monthly	(2,837)
	5,259	4,705	—	9/25/19	Federal Funds Effective Rate US minus 10.25% — Monthly	Kuka Ag — Monthly	553
	14,706	16,019	—	9/25/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Kumho Petrochemical Co Ltd — Monthly	(1,313)
	10,260	10,371	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Kunlun Energy Co Ltd — Monthly	(111)
	12,050	12,225	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Kusuri No Aoki Holdings Co L — Monthly	(174)
	19,016	19,491	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Kyushu Electric Power Co Inc — Monthly	(475)
	9,855	10,016	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Ladbrokes Coral Group Plc — Monthly	(161)
	8,294	7,754	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Latam Airlines Group-Sp Adr — Monthly	540
	15,814	15,850	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Lendingclub Corp — Monthly	(36)
	5,704	5,685	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Lenovo Group Ltd — Monthly	20
	5,752	5,912	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Life Healthcare Group Holdings Ltd — Monthly	(160)
	6,463	6,556	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Life Storage Inc — Monthly	(93)
	3,895	3,952	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Life Storage Inc — Monthly	(56)
	63,185	66,968	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Lifepoint Health Inc — Monthly	(3,782)
	19,905	20,362	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Lincoln National Corp — Monthly	(457)
	22,380	21,402	—	9/26/19	Federal Funds Effective Rate US minus 7.75% — Monthly	Line Corp — Monthly	974
	14,640	14,970	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Lion Corp — Monthly	(329)
	773	723	—	9/27/19	Federal Funds Effective Rate US minus 6.38% — Monthly	Lippo Karawaci Tbk Pt — Monthly	51
	9,637	9,075	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Lojas Americanas Sa-Pref — Monthly	562
	9,112	8,969	—	9/25/19	Federal Funds Effective Rate US minus 2.75% — Monthly	Lotte Chilsung Beverage Co Ltd — Monthly	143
	1,130	1,649	—	9/25/19	Federal Funds Effective Rate US minus 8.20% — Monthly	Lotte Confectionery Co/New — Monthly	(518)
	15,170	15,127	—	9/25/19	Federal Funds Effective Rate US minus 8.13% — Monthly	Lotte Corp — Monthly	41
	12,434	12,350	—	9/25/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Lotte Shopping Co Ltd — Monthly	84
	4,805	4,641	—	9/25/19	Federal Funds Effective Rate US minus 3.00% — Monthly	Lpp Sa — Monthly	164
	9,890	9,555	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Lukoil Pjsc-Spon Adr — Monthly	335
	3,090	2,935	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Lundin Petroleum Ab — Monthly	155
	124,734	128,233	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	M & T Bank Corp — Monthly	(4,065)
	23,547	23,082	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	M3 Inc — Monthly	465
	80,987	82,103	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Macerich Co/The — Monthly	(1,114)
	34,992	35,165	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Macom Technology Solutions H — Monthly	(172)
	43,143	43,471	—	9/25/19	Federal Funds Effective Rate US minus 5.25% — Monthly	Mainfreight Ltd — Monthly	(333)
	21,052	20,732	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Makita Corp — Monthly	320
	10,633	10,682	—	9/26/19	Federal Funds Effective Rate US minus 5.63% — Monthly	Mandarin Oriental Intl Ltd — Monthly	(50)
	4,401	4,435	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Manhattan Associates Inc — Monthly	(34)
	48,227	49,180	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Martin Marietta Materials — Monthly	(1,056)
	26,691	25,624	—	9/25/19	Federal Funds Effective Rate US minus 0.35% — Monthly	Marvell Technology Group Inc — Monthly	1,067
	4,289	4,270	—	9/26/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Masraf Al Rayan Qsc — Monthly	18
	6,254	5,956	—	9/27/19	Federal Funds Effective Rate US minus 5.25% — Monthly	Matahari Department Store Tb — Monthly	298
	25,874	25,924	—	9/25/19	Federal Funds Effective Rate US minus 0.20% — Monthly	Maxar Technologies Ltd — Monthly	(49)
	33,174	32,939	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Mbia Inc — Monthly	236
	21,435	21,916	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Mcdonald'S Holdings Co Japan — Monthly	(481)
	66,635	66,631	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Mckesson Corp — Monthly	(147)
	37,498	37,585	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Mckesson Europe Ag — Monthly	(86)
	91,961	91,162	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Medical Properties Trust Inc — Monthly	801
	13,781	14,357	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Mediobanca Spa — Monthly	(576)
	32,925	32,801	—	9/25/19	Federal Funds Effective Rate US minus 1.25% — Monthly	Melker Schorling Ab — Monthly	124
	93,225	93,022	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Mercury General Corp — Monthly	206
	1,829	1,947	—	9/25/19	Federal Funds Effective Rate US minus 5.50% — Monthly	Merida Industry Co Ltd — Monthly	(119)
	14,845	14,829	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Merlin Entertainments Plc — Monthly	16
	502	514	—	9/25/19	Federal Funds Effective Rate US minus 1.38% — Monthly	Metro Bank Plc — Monthly	(12)
	4,907	4,888	—	9/25/19	Federal Funds Effective Rate US minus 1.63% — Monthly	Micro-Star International Co — Monthly	19
	27,775	27,659	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Mid-America Apartment Comm — Monthly	117
	98,388	100,613	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Middleby Corp — Monthly	(2,222)
	18,119	18,114	—	9/26/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Minor International Pcl-For — Monthly	5
	20,720	19,949	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Mirae Asset Daewoo Co Ltd — Monthly	771
	18,237	17,560	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Misumi Group Inc — Monthly	678
	18,011	18,844	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Mitsubishi Ufj Lease & Finan — Monthly	(833)
	17,621	17,965	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Miura Co Ltd — Monthly	(344)
	86,949	89,561	—	9/27/19	Federal Funds Effective Rate US plus 0.10% — Monthly	Mizrahi Tefahot Bank Ltd — Monthly	(2,610)
	17,103	17,310	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Mizuho Financial Group Inc — Monthly	(206)
	61,852	66,835	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Modern Times Group-B Shs — Monthly	(4,981)
	34,182	33,974	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Molson Coors Brewing Co -B — Monthly	32
	6,353	6,391	—	9/25/19	Federal Funds Effective Rate US minus 1.13% — Monthly	Moneta Money Bank As — Monthly	(38)
	68,047	68,471	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Moody'S Corp — Monthly	(422)
	13,430	13,232	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Morinaga & Co Ltd — Monthly	198
	42,712	43,066	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Mosaic Co/The — Monthly	(352)
	73,147	73,542	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Mtr Corp — Monthly	(393)
	124,769	126,073	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Mtu Aero Engines Ag — Monthly	(1,302)
	84,604	88,864	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Murphy Usa Inc — Monthly	(4,258)
	58,602	58,046	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Mylan Nv — Monthly	557
	15,870	17,117	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Nabors Industries Ltd — Monthly	(1,247)
	9,291	9,798	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nagoya Railroad Co Ltd — Monthly	(507)
	4,645	4,899	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nagoya Railroad Co Ltd — Monthly	(253)
	3,037	3,156	—	9/26/19	Federal Funds Effective Rate US minus 1.13% — Monthly	Nankai Electric Railway Co — Monthly	(119)
	5,674	5,188	—	9/25/19	Federal Funds Effective Rate US minus 7.75% — Monthly	Nanya Technology Corp — Monthly	484
	82,986	82,274	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	National Instruments Corp — Monthly	713
	9,493	9,557	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Naver Corp — Monthly	(63)
	5,196	5,330	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Netcare Ltd — Monthly	(134)
	6,972	6,903	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Netease Inc — Monthly	54
	23,324	23,101	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Netscout Systems Inc — Monthly	224
	38,118	40,187	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Neurocrine Biosciences Inc — Monthly	(2,067)
	39,507	40,447	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	New York Community Bancorp — Monthly	(938)
	20,174	20,142	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nexon Co Ltd — Monthly	32
	18,574	17,733	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Nh Investment & Securities C — Monthly	841
	25,362	24,153	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nidec Corp — Monthly	1,210
	14,995	15,040	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nihon M&A Center Inc — Monthly	(44)
	60,414	61,266	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Nike Inc — Monthly	(850)
	20,629	19,388	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nintendo Co Ltd — Monthly	1,242
	18,913	18,498	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nippon Paint Holdings Co Ltd — Monthly	416
	23,614	24,128	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nissan Chemical Industries — Monthly	(513)
	19,960	20,481	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nitori Holdings Co Ltd — Monthly	(520)
	18,381	18,493	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Noevir Holding Co — Monthly	(111)
	64,333	63,294	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Northland Power Inc — Monthly	799
	21,132	20,286	—	9/25/19	Federal Funds Effective Rate US minus 10.25% — Monthly	Norwegian Air Shuttle As — Monthly	841
	16,449	17,050	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Odakyu Electric Railway Co — Monthly	(601)
	33,595	33,936	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Oge Energy Corp — Monthly	(341)
	96,413	91,665	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	On Semiconductor Corp — Monthly	4,750
	46,155	47,852	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Oneok Inc — Monthly	(1,696)
	72,279	71,689	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Onex Corporation — Monthly	591
	64,773	67,741	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Opko Health Inc — Monthly	(2,966)
	225	215	—	9/25/19	Federal Funds Effective Rate US minus 5.25% — Monthly	Optotech Corp — Monthly	10
	18,120	17,837	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Oracle Corp Japan — Monthly	284
	16,063	15,989	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Orange Polska Sa — Monthly	75
	15,710	16,114	—	9/26/19	Federal Funds Effective Rate US minus 2.75% — Monthly	Orient Corp — Monthly	(404)
	22,725	23,570	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Oriental Land Co Ltd — Monthly	(844)
	70,318	75,713	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Orsted A/S — Monthly	(5,393)
	11,611	11,059	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Paddy Power Betfair Plc — Monthly	551
	40,568	38,991	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Paddy Power Betfair Plc — Monthly	1,578
	89,907	87,887	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Palo Alto Networks Inc — Monthly	2,023
	41,034	39,305	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Pandora Media Inc — Monthly	1,731
	5,821	5,854	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Paramount Group Inc — Monthly	(32)
	77,825	79,452	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Parsley Energy Inc-Class A — Monthly	(1,625)
	50,008	51,156	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Paychex Inc — Monthly	(1,146)
	82,448	83,283	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Pembina Pipeline Corp — Monthly	(832)
	53,099	54,817	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Pennon Group Plc — Monthly	(1,716)
	115,862	118,434	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Penske Automotive Group Inc — Monthly	(2,568)
	73,268	74,482	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	People'S United Financial — Monthly	(1,212)
	23,821	23,484	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Persol Holdings Co Ltd — Monthly	336
	10,360	9,882	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Petrobras - Petroleo Bras-Pr — Monthly	479
	15,088	14,788	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Petrochina Co Ltd-H — Monthly	300
	4,384	4,271	—	9/27/19	Federal Funds Effective Rate US minus 4.13% — Monthly	Petronas Gas Bhd — Monthly	113
	5,103	5,073	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Pge Sa — Monthly	30
	39,501	40,975	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Phillips 66 — Monthly	(1,473)
	4,451	4,586	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Phoenix Group Holdings — Monthly	(135)
	12,623	12,956	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Pilot Corp — Monthly	(332)
	8,085	8,738	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Pioneer Foods Group Ltd — Monthly	(653)
	90,654	93,624	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Pioneer Natural Resources Co — Monthly	(2,968)
	47,537	46,357	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Popular Inc — Monthly	1,181
	33,908	34,702	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Porsche Automobil Hldg-Prf — Monthly	(793)
	20,974	20,365	—	9/25/19	Federal Funds Effective Rate US minus 5.13% — Monthly	Port Of Tauranga Ltd — Monthly	606
	78,714	81,209	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Proassurance Corp — Monthly	(2,492)
	5,465	5,709	—	9/25/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Provident Financial Plc — Monthly	(244)
	16,766	18,085	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Psg Group Ltd — Monthly	(1,319)
	6,604	6,426	—	9/26/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Ptt Exploration & Production Pcl — Monthly	178
	48,142	47,715	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Puma Se — Monthly	428
	2,147	2,153	—	9/26/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Qatar National Bank — Monthly	(6)
	84,251	83,875	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Qiagen N.V. — Monthly	377
	126,843	122,911	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Qorvo Inc — Monthly	3,936
	67,597	69,130	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Quanta Services Inc — Monthly	(1,531)
	31,028	31,113	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Quintiles Ims Holdings Inc — Monthly	(85)
	4,294	4,290	—	9/26/19	Federal Funds Effective Rate US minus 1.13% — Monthly	Raffles Medical Group Ltd — Monthly	4
	53,835	50,807	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Randgold Resources Ltd — Monthly	3,029
	6,437	6,451	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Range Resources Corp — Monthly	(14)
	3,769	3,804	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Ratos Ab-B Shs — Monthly	(35)
	10,230	10,448	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Reckitt Benckiser Group Plc — Monthly	(217)
	11,316	11,031	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Redefine Properties Ltd — Monthly	(228)
	85,489	88,015	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Regal Entertainment Group-A — Monthly	(2,524)
	16,022	16,021	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Relo Group Inc — Monthly	2
	7,380	7,984	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Remgro Ltd — Monthly	(604)
	107,904	108,777	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Remy Cointreau — Monthly	(869)
	10,151	9,930	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Rentokil Initial Plc — Monthly	221
	9,039	9,460	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Resilient Reit Ltd — Monthly	(421)
	5,293	5,282	—	9/25/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Resurs Holding Ab — Monthly	11
	85,805	88,350	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Rexel Sa — Monthly	(2,543)
	1,408	1,549	—	9/26/19	Federal Funds Effective Rate US minus 4.88% — Monthly	Robinsons Land Co — Monthly	(142)
	122,979	123,985	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Roper Technologies Inc — Monthly	(1,003)
	8,183	7,853	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Rosneft Oil Co Pjsc-Regs Gdr — Monthly	330
	4,810	4,624	—	9/25/19	Federal Funds Effective Rate US minus 6.50% — Monthly	Rostelecom Pjsc — Monthly	185
	21,903	22,974	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Royal Bank Of Scotland Group — Monthly	(1,071)
	41,303	42,423	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Rsp Permian Inc — Monthly	(1,119)
	6,320	6,241	—	9/25/19	Federal Funds Effective Rate US minus 2.63% — Monthly	Ruentex Development Co Ltd — Monthly	79
	24,196	23,804	—	9/26/19	Federal Funds Effective Rate US minus 0.63% — Monthly	Ryohin Keikaku Co Ltd — Monthly	392
	15,153	15,683	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Saizeriya Co Ltd — Monthly	(530)
	88,758	88,377	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Sampo Oyj-A Shs — Monthly	383
	6,545	6,634	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Samsung Card Co — Monthly	(89)
	16,273	15,805	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Samsung Electro-Mechanics Co — Monthly	468
	11,664	11,969	—	9/25/19	Federal Funds Effective Rate US minus 0.63% — Monthly	Samsung Heavy Industries — Monthly	(305)
	11,037	10,520	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Samsung Sdi Co Ltd — Monthly	517
	6,026	5,820	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Samsung Securities Co Ltd — Monthly	206
	59,317	59,687	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Santos Ltd — Monthly	(368)
	81,001	82,543	—	9/25/19	Federal Funds Effective Rate US minus 3.13% — Monthly	Sas Ab — Monthly	(1,547)
	5,997	6,115	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Sasol Ltd — Monthly	(118)
	31,124	31,638	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Schibsted Asa-B Shs — Monthly	(513)
	65,257	65,853	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Schibsted Asa-Cl A — Monthly	(596)
	111,434	111,955	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Scotts Miracle-Gro Co — Monthly	(518)
	4,620	4,392	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Scsk Corp — Monthly	228
	59,825	60,077	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Securitas Ab-B Shs — Monthly	(251)
	3,612	3,581	—	9/26/19	Federal Funds Effective Rate US minus 5.25% — Monthly	Security Bank Corp — Monthly	30
	77,520	77,121	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Segro Plc — Monthly	400
	36,394	36,002	—	9/26/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Sembcorp Industries Ltd — Monthly	393
	12,443	11,863	—	9/25/19	Federal Funds Effective Rate US minus 2.13% — Monthly	Semiconductor Manufacturing — Monthly	580
	16,174	17,638	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Seria Co Ltd — Monthly	(1,464)
	72,359	72,111	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Shangri-La Asia Ltd — Monthly	250
	19,940	19,356	—	9/26/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Shima Seiki Mfg Ltd — Monthly	584
	21,780	21,530	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Shimadzu Corp — Monthly	250
	19,557	19,971	—	9/26/19	Federal Funds Effective Rate US minus 0.63% — Monthly	Shimano Inc — Monthly	(414)
	19,352	19,559	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Shiseido Co Ltd — Monthly	(207)
	78,500	73,544	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Shopify Inc - Class A — Monthly	4,958
	5,979	5,854	—	9/26/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Siam Cement Pcl/The — Monthly	124
	12,309	12,287	—	9/25/19	Federal Funds Effective Rate US minus 2.16% — Monthly	Sibanye Gold Ltd — Monthly	22
	136,510	139,476	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Signature Bank — Monthly	(2,963)
	3,038	3,065	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Sinclair Broadcast Group -A — Monthly	(43)
	39,881	40,148	—	9/26/19	Federal Funds Effective Rate US minus 2.38% — Monthly	Singapore Post Ltd — Monthly	(269)
	74,590	75,320	—	9/26/19	Federal Funds Effective Rate US minus 0.35% — Monthly	Singapore Telecommunications Ltd — Monthly	(729)
	65,043	66,663	—	9/25/19	Federal Funds Effective Rate US minus 0.66% — Monthly	Six Flags Entertainment Corp — Monthly	(2,333)
	8,003	8,043	—	9/25/19	Federal Funds Effective Rate US minus 6.50% — Monthly	Sk Networks Co Ltd — Monthly	(42)
	74,526	76,556	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Skanska Ab — Monthly	(2,028)
	24,486	24,719	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Skycity Entertainment Group — Monthly	(232)
	9,229	9,389	—	9/26/19	Federal Funds Effective Rate US minus 5.13% — Monthly	Sm Prime Holdings Inc — Monthly	(162)
	53,534	52,756	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Smartcentres Real Estate Inv — Monthly	514
	22,070	20,316	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Smc Corp — Monthly	1,754
	78,783	78,707	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Snc-Lavalin Group Inc — Monthly	78
	102,044	104,281	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Snyders-Lance Inc — Monthly	(2,235)
	12,453	12,726	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Snyder'S-Lance Inc — Monthly	(273)
	1,526	1,541	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Sofina Sa — Monthly	(16)
	22,016	21,190	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Softbank Group Corp — Monthly	826
	21,831	22,269	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Sohgo Security Services Co — Monthly	(437)
	7,636	6,508	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Soho China Ltd — Monthly	129
	3,224	3,277	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Sonae Sgps Sa — Monthly	(53)
	22,907	23,491	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Sonoco Products Co — Monthly	(583)
	14,490	13,943	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Sony Corp — Monthly	547
	17,731	17,006	—	9/26/19	Federal Funds Effective Rate US minus 4.63% — Monthly	Sosei Group Corp — Monthly	724
	10,109	10,448	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Sotetsu Holdings Inc — Monthly	(339)
	127,027	124,048	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Southern Copper Corp — Monthly	2,982
	1,209,465	1,219,311	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Spdr S&P 500 Etf Trust — Monthly	(9,813)
	45,921	45,171	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Splunk Inc — Monthly	752
	2,634	2,600	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Sprint Corp — Monthly	35
	2,457	2,504	—	9/25/19	Federal Funds Effective Rate US minus 2.88% — Monthly	Standard Foods Corp — Monthly	(48)
	24,572	24,902	—	9/25/19	Federal Funds Effective Rate US minus 0.45% — Monthly	Star Entertainment Grp Ltd/The — Monthly	(330)
	77,493	77,125	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Statoil Asa — Monthly	370
	36,796	36,768	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Store Capital Corp — Monthly	29
	125,714	125,892	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Stryker Corp — Monthly	(174)
	79,905	80,379	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Suez — Monthly	(473)
	105	101	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Sumco Corp — Monthly	4
	16,074	15,567	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Sumitomo Metal Mining Co Ltd — Monthly	508
	4,019	3,892	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Sumitomo Metal Mining Co Ltd — Monthly	127
	5,626	5,380	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Sun Art Retail Group Ltd — Monthly	246
	22,331	22,869	—	9/26/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Suntec Reit — Monthly	(537)
	22,576	23,219	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Svb Financial Group — Monthly	(643)
	12,001	12,263	—	9/25/19	Federal Funds Effective Rate US minus 1.25% — Monthly	Svenska Handelsbanken-B Shs — Monthly	(261)
	72,365	72,693	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Swatch Group Ag/The-Br — Monthly	(326)
	3,172	3,190	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Swatch Group Ag/The-Reg — Monthly	(17)
	71,826	72,654	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Swedbank Ab - A Shares — Monthly	(826)
	96,256	97,412	—	9/25/19	Federal Funds Effective Rate US minus 1.13% — Monthly	Swedish Orphan Biovitrum Ab — Monthly	(1,156)
	22,879	22,552	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Sydney Airport — Monthly	328
	3,065	3,074	—	9/25/19	Federal Funds Effective Rate US minus 1.25% — Monthly	Synthos Sa — Monthly	(9)
	22,560	22,841	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Sysmex Corp — Monthly	(280)
	810	779	—	9/25/19	Federal Funds Effective Rate US minus 1.25% — Monthly	Systemair Ab — Monthly	31
	41,696	43,021	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	T Rowe Price Group Inc — Monthly	(1,324)
	30,899	30,913	—	9/25/19	Federal Funds Effective Rate US minus 0.45% — Monthly	Tabcorp Holdings Ltd — Monthly	(13)
	45,614	45,203	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Tableau Software Inc-Cl A — Monthly	413
	6,084	6,118	—	9/25/19	Federal Funds Effective Rate US minus 5.00% — Monthly	Taimed Biologics Inc — Monthly	(35)
	19,801	19,804	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Taishin Financial Holding — Monthly	(3)
	601	586	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Taiwan Cement Corp — Monthly	15
	7,750	7,662	—	9/25/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Taiwan Fertilizer Co Ltd — Monthly	89
	24,164	25,215	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Targa Resources Corp — Monthly	(1,051)
	1,044	991	—	9/25/19	Federal Funds Effective Rate US minus 2.25% — Monthly	Tatneft Pjsc — Monthly	53
	5,985	5,803	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Tauron Polska Energia Sa — Monthly	182
	43,250	44,262	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Td Ameritrade Holding Corp — Monthly	(1,010)
	109,899	109,183	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Tele2 Ab-B Shs — Monthly	718
	51,923	51,505	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Telecom Italia Spa — Monthly	419
	71,615	70,168	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Telecom Italia-Rsp — Monthly	1,448
	9,900	10,027	—	9/27/19	Federal Funds Effective Rate US minus 3.00% — Monthly	Telekom Malaysia Bhd — Monthly	(128)
	80,975	79,127	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Telus Corp — Monthly	1,850
	18,301	19,231	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Terumo Corp — Monthly	(930)
	73,177	76,732	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Tesaro Inc — Monthly	(3,554)
	83,833	81,536	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Tesla Inc — Monthly	2,299
	77,965	77,522	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Tmx Group Ltd — Monthly	445
	13,710	13,962	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Toei Co Ltd — Monthly	(252)
	19,318	20,348	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Toho Co Ltd — Monthly	(1,028)
	16,864	17,221	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Tokyo Broadcasting System — Monthly	(357)
	17,202	18,194	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Tokyo Century Corp — Monthly	(992)
	14,477	14,387	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Topre Corp — Monthly	91
	17,905	17,002	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Toray Industries Inc — Monthly	904
	84,368	82,660	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Toronto-Dominion Bank — Monthly	1,710
	78,690	84,516	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Tp Icap Plc — Monthly	(5,824)
	10,633	11,039	—	9/25/19	Federal Funds Effective Rate US minus 0.63% — Monthly	Tpg Telecom Ltd — Monthly	(406)
	78,461	75,987	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Transcanada Corp — Monthly	2,476
	5,580	5,581	—	9/25/19	Federal Funds Effective Rate US minus 3.25% — Monthly	Transcend Information Inc — Monthly	(1)
	119,967	122,881	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Transdigm Group Inc — Monthly	(2,911)
	103,621	101,780	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Transurban Group — Monthly	1,843
	87,281	95,136	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Travis Perkins Plc — Monthly	(7,853)
	69,751	69,219	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Trelleborg Ab-B Shs — Monthly	533
	5,464	5,463	—	9/26/19	Federal Funds Effective Rate US minus 1.63% — Monthly	True Corp Plc — Monthly	2
	8,383	8,118	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Tsingtao Brewery Co Ltd — Monthly	266
	21,521	22,606	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Tsuruha Holdings Inc — Monthly	(1,085)
	9,392	9,696	—	9/25/19	Federal Funds Effective Rate US minus 6.50% — Monthly	Turk Hava Yollari Ao — Monthly	(305)
	10,084	10,806	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Turkcell Iletisim Hizmet As — Monthly	(722)
	7,031	7,061	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Turkiye Garanti Bankasi — Monthly	(30)
	27,582	27,833	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Twilio Inc - A — Monthly	(250)
	104,812	106,459	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Tyler Technologies Inc — Monthly	(1,644)
	25,690	26,568	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Ubi Banca Spa — Monthly	(877)
	17,830	18,232	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Ugi Corp — Monthly	(401)
	2,063	2,043	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Ulker Biskuvi Sanayi — Monthly	20
	67,582	70,273	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Ultimate Software Group Inc — Monthly	(2,688)
	93,493	93,831	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Umicore Sa — Monthly	(336)
	32,883	33,929	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Under Armour Inc-Class A — Monthly	(1,046)
	15,343	15,903	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Under Armour Inc-Class C — Monthly	(559)
	24,474	24,092	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Unibail-Rodamco Se — Monthly	383
	56,156	58,090	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	United Bankshares Inc — Monthly	(1,932)
	14,526	14,597	—	9/26/19	Federal Funds Effective Rate US minus 1.25% — Monthly	United Industrial Corp Ltd — Monthly	(71)
	5,267	5,101	—	9/25/19	Federal Funds Effective Rate US minus 0.63% — Monthly	United Microelectronics Corp — Monthly	166
	51,144	53,924	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	United Parcel Service-Cl B — Monthly	(2,778)
	56,358	54,843	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Universal Display Corp — Monthly	1,516
	21,885	21,715	—	9/26/19	Federal Funds Effective Rate US minus 1.13% — Monthly	Universal Entertainment Corp — Monthly	170
	5,971	5,769	—	9/26/19	Federal Funds Effective Rate US minus 9.00% — Monthly	Universal Robina Corp — Monthly	200
	100,742	101,091	—	9/26/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Uol Group Ltd — Monthly	(347)
	57,040	57,351	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Us Silica Holdings Inc — Monthly	(310)
	93,664	96,849	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Usg Corp — Monthly	(3,182)
	52,980	54,397	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Valeant Pharmaceuticals Inte — Monthly	(1,414)
	9,596	9,443	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Validus Holdings Ltd — Monthly	154
	33,679	34,376	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Valvoline Inc — Monthly	(800)
	49,713	50,175	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Vantiv Inc - Cl A — Monthly	(460)
	2,976	3,112	—	9/25/19	Federal Funds Effective Rate US minus 4.16% — Monthly	Velocityshares 2X Vix Sh-Trm — Monthly	(136)
	6,281	6,130	—	9/25/19	Federal Funds Effective Rate US minus 4.06% — Monthly	Velocityshares Inv Vix Sh-Tm — Monthly	150
	21,269	20,860	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Verifone Systems Inc — Monthly	410
	73,879	71,155	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Versum Materials Inc — Monthly	2,726
	18,929	19,021	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Vista Outdoor Inc — Monthly	(92)
	22,030	20,779	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Vmware Inc-Class A — Monthly	1,251
	21,829	21,680	—	9/25/19	Federal Funds Effective Rate US minus 2.13% — Monthly	Vocus Group Ltd — Monthly	149
	64,140	66,164	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Volkswagen Ag — Monthly	(2,023)
	91,057	95,773	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Volkswagen Ag-Pref — Monthly	(4,715)
	113,988	113,305	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Vonovia Se — Monthly	686
	63,142	65,212	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Vulcan Materials Co — Monthly	(2,069)
	69,620	71,517	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Wabtec Corp — Monthly	(1,896)
	12,018	12,014	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Wallenius Wilhelmsen Logisti — Monthly	3
	42,561	42,331	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Waste Connections Inc — Monthly	231
	42,481	42,193	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Waste Connections Inc — Monthly	289
	13,585	13,735	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Watsco Inc — Monthly	(150)
	6,729	6,296	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Weibo Corp-Spon Adr — Monthly	433
	50,342	51,163	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Welbilt Inc — Monthly	(819)
	104,659	105,374	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Wendel — Monthly	(712)
	111,469	117,050	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Wendy'S Co/The — Monthly	(6,128)
	89,316	92,635	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	West Pharmaceutical Services — Monthly	(3,317)
	71,902	72,154	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Westfield Corp — Monthly	(251)
	100,455	103,877	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Wex Inc — Monthly	(3,419)
	62,690	62,163	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Weyerhaeuser Co — Monthly	(33)
	80,058	79,715	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Wheaton Precious Metals Corp — Monthly	346
	7,088	7,128	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	White Mountains Insurance Gp — Monthly	(40)
	63,007	68,554	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Williams-Sonoma Inc — Monthly	(5,545)
	16,081	16,630	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Wood Group (John) Plc — Monthly	(548)
	79,986	81,633	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Woolworths Ltd — Monthly	(1,646)
	40,402	42,166	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Wpx Energy Inc — Monthly	(1,762)
	65,438	66,647	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Wyndham Worldwide Corp — Monthly	(1,208)
	6,759	6,678	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	X 5 Retail Group Nv-Regs Gdr — Monthly	81
	65,805	66,267	—	9/25/19	Federal Funds Effective Rate US minus 0.35% — Monthly	Xcel Energy Inc — Monthly	(461)
	72,323	69,636	—	9/25/19	Federal Funds Effective Rate US minus 1.88% — Monthly	Xero Ltd — Monthly	2,686
	12,770	11,876	—	9/25/19	Federal Funds Effective Rate US minus 8.75% — Monthly	Xinjiang Goldwind Sci&Tec-H — Monthly	891
	128,096	127,407	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Xl Group Ltd — Monthly	693
	116,310	120,047	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Xpo Logistics Inc — Monthly	(3,733)
	9,726	9,638	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Xxl Asa — Monthly	88
	17,454	17,420	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Yahoo Japan Corp — Monthly	34
	15,779	15,656	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Yakult Honsha Co Ltd — Monthly	123
	21,388	21,858	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Yamaguchi Financial Group In — Monthly	(469)
	17,292	18,453	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Yamaha Corp — Monthly	(1,161)
	23,461	22,117	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Yaskawa Electric Corp — Monthly	1,345
	94,984	94,270	—	9/25/19	Federal Funds Effective Rate US minus 2.75% — Monthly	Yoox Net-A-Porter Group — Monthly	710
	6,868	6,245	—	9/27/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Ytl Corp Bhd — Monthly	354
	9,660	9,562	—	9/25/19	Federal Funds Effective Rate US minus 2.00% — Monthly	Yulon Motor Company — Monthly	97
	5,896	5,839	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Yum China Holdings Inc — Monthly	29
	135,767	134,398	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Zayo Group Holdings Inc — Monthly	1,372
	4,814	4,888	—	9/25/19	Federal Funds Effective Rate US minus 2.88% — Monthly	Zhen Ding Technology Holding Ltd — Monthly	(74)
	5,942	5,742	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Zhuzhou Crrc Times Electric Co Ltd — Monthly	199
	10,190	10,147	—	9/25/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Zoomlion Heavy Industry - H — Monthly	42
	5,784	5,562	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Zte Corp-H — Monthly	222

Upfront premium received			—			Unrealized appreciation	582,592
Upfront premium (paid)			—			Unrealized (depreciation)	(584,233)
		Total	$—			Total	$(1,641)

Key to holding's abbreviations
ADR/Adr	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF/Etf	Exchange Traded Fund
GDR/Gdr	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR/Nvdr	Non-voting Depository Receipts
OTC	Over-the-counter
PJSC/Pjsc	Public Joint Stock Company
REGS/Regs	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR/Spdr	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 21, 2017 (commencement of operations) through November 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,927,998.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $6,881,309.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,641 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $6,881,309 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Investment companies	$1,845,567	$—	$—
Short-term investments	—	8,890,501	—

Totals by level	$1,845,567	$8,890,501	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$(1,641)	$—

Totals by level	$—	$(1,641)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$582,592	$584,233

Total	$582,592	$584,233

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)		$56,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 25, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 25, 2018